(2_FIDELITY_LOGOS)FIDELITY ADVISOR

STRATEGIC OPPORTUNITIES
FUND - CLASS A, CLASS T AND CLASS B
ANNUAL REPORT
NOVEMBER 30, 1997
CONTENTS


PRESIDENT'S MESSAGE      3    NED JOHNSON ON STOCK MARKET STRATEGIES.

PERFORMANCE              4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK                12   THE MANAGER'S REVIEW OF FUND
                              PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES       15   A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                              INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS              16   A COMPLETE LIST OF THE FUND'S INVESTMENTS
                              WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS     25   STATEMENTS OF ASSETS AND LIABILITIES,
                              OPERATIONS, AND CHANGES IN NET ASSETS,
                              AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                    34   NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT    44   THE AUDITORS' OPINION.
ACCOUNTANTS

DISTRIBUTIONS            45

NOTE TO SHAREHOLDERS: The fiscal year end for Fidelity Advisor
Strategic Opportunities Fund recently changed from December 31 to
November 30. This change was made in order to align the fund's fiscal year end more closely with other similar Fidelity Advisor funds.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Although financial turmoil in Pacific Basin countries was a catalyst for significant volatility in U.S. markets in late October and into November, the Standard & Poor's 500 Index has risen more than 31% year-to-date, almost three times its historical annual average. Meanwhile, bond markets - primarily influenced by a relatively steady flow of positive news on the inflation front - continued to post solid returns through the first 11 months of 1997.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR STRATEGIC OPPORTUNITIES FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment.
Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains
(the profits earned upon the sale of securities that have grown in value). The initial offering of Class A shares took place on September
3, 1996. Class A shares bear a 0.25% 12b-1 fee that is reflected in returns after September 3, 1996. Returns prior to September 3, 1996 are those of Class T and reflect Class T shares' 0.50% 12b-1 fee
(0.65% prior to January 1, 1996). Effective August 1, 1997, the maximum 5.25% sales charge on Class A shares was increased to 5.75%.
If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997                   PAST 1   PAST 5    PAST 10
                                                  YEAR     YEAR      YEARS

ADVISOR STRATEGIC OPPORTUNITIES - CLASS A         26.87%   102.41%   325.58%

ADVISOR STRATEGIC OPPORTUNITIES - CLASS A         19.58%   90.77%    301.11%
 (INCL. MAX. 5.75% SALES CHARGE)

S&P 500(REGISTERED TRADEMARK)                     28.51%   150.41%   456.23%

CAPITAL APPRECIATION FUNDS AVERAGE                18.03%   108.72%   343.91%

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to those of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Class A's performance stacked up against its peers, you can compare it to the capital appreciation funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 213 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997             PAST 1   PAST 5   PAST 10
                                            YEAR     YEARS    YEARS

ADVISOR STRATEGIC OPPORTUNITIES - CLASS A   26.87%   15.15%   15.58%

ADVISOR STRATEGIC OPPORTUNITIES - CLASS A   19.58%   13.79%   14.90%
 (INCL. MAX. 5.75% SALES CHARGE)

S&P 500                                     28.51%   20.15%   18.69%

CAPITAL APPRECIATION FUNDS AVERAGE          18.03%   15.34%   15.15%

AVERAGE ANNUAL TOTAL RETURNS take Class A's cumulative return and show you what would have happened if Class A had performed at a constant rate each year.
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19971130 19971216 103438 S00000000000001
             FA Strategic Opp -CL A      S&P 500
             00266                       SP001
  1987/11/30       9425.00                    10000.00
  1987/12/31       9636.53                    10761.00
  1988/01/31      10391.47                    11214.04
  1988/02/29      10731.93                    11736.61
  1988/03/31      10561.70                    11373.95
  1988/04/30      10628.31                    11500.20
  1988/05/31      10813.35                    11600.25
  1988/06/30      11553.48                    12132.71
  1988/07/31      11486.87                    12086.60
  1988/08/31      11131.60                    11675.66
  1988/09/30      11494.27                    12173.04
  1988/10/31      11694.10                    12511.45
  1988/11/30      11768.12                    12332.54
  1988/12/31      11780.51                    12548.36
  1989/01/31      12447.76                    13466.90
  1989/02/28      12394.07                    13131.57
  1989/03/31      12654.84                    13437.54
  1989/04/30      13138.02                    14134.94
  1989/05/31      13743.92                    14707.41
  1989/06/30      13851.30                    14623.58
  1989/07/31      14802.33                    15944.09
  1989/08/31      14994.07                    16256.59
  1989/09/30      14994.07                    16189.94
  1989/10/31      14748.64                    15814.33
  1989/11/30      15147.46                    16136.94
  1989/12/31      15620.70                    16524.23
  1990/01/31      14587.73                    15415.45
  1990/02/28      14666.58                    15614.31
  1990/03/31      14666.58                    16028.09
  1990/04/30      14067.30                    15627.39
  1990/05/31      14524.65                    17151.06
  1990/06/30      14666.58                    17034.43
  1990/07/31      14706.01                    16979.92
  1990/08/31      13673.04                    15444.94
  1990/09/30      13570.53                    14692.77
  1990/10/31      13562.64                    14629.59
  1990/11/30      14161.92                    15574.66
  1990/12/31      14500.66                    16009.20
  1991/01/31      14969.21                    16707.20
  1991/02/28      15865.23                    17901.76
  1991/03/31      16366.67                    18334.98
  1991/04/30      16588.62                    18378.99
  1991/05/31      17180.48                    19172.96
  1991/06/30      16637.94                    18294.84
  1991/07/31      17139.38                    19147.38
  1991/08/31      17509.29                    19601.17
  1991/09/30      17575.06                    19273.83
  1991/10/31      17221.58                    19532.10
  1991/11/30      16802.35                    18744.96
  1991/12/31      17847.30                    20889.38
  1992/01/31      17876.26                    20500.84
  1992/02/29      18223.74                    20767.35
  1992/03/31      17760.43                    20362.38
  1992/04/30      18098.26                    20961.04
  1992/05/31      18687.06                    21063.75
  1992/06/30      18687.06                    20749.90
  1992/07/31      19266.20                    21598.57
  1992/08/31      18928.37                    21155.80
  1992/09/30      18851.15                    21405.44
  1992/10/31      19005.59                    21480.36
  1992/11/30      19816.39                    22212.84
  1992/12/31      20144.70                    22486.05
  1993/01/31      20525.38                    22674.94
  1993/02/28      21106.99                    22983.32
  1993/03/31      21762.62                    23468.26
  1993/04/30      21329.06                    22900.33
  1993/05/31      21826.06                    23514.06
  1993/06/30      22005.83                    23582.25
  1993/07/31      22471.12                    23487.92
  1993/08/31      23877.54                    24378.11
  1993/09/30      23814.10                    24190.40
  1993/10/31      24564.90                    24691.14
  1993/11/30      23528.58                    24456.58
  1993/12/31      24261.50                    24752.50
  1994/01/31      24471.46                    25594.09
  1994/02/28      23596.64                    24900.49
  1994/03/31      22686.84                    23814.83
  1994/04/30      22873.46                    24119.66
  1994/05/31      22920.12                    24515.22
  1994/06/30      22920.12                    23914.60
  1994/07/31      23468.34                    24699.00
  1994/08/31      23608.31                    25711.65
  1994/09/30      23281.71                    25081.72
  1994/10/31      23036.76                    25646.06
  1994/11/30      22325.25                    24712.03
  1994/12/31      22522.02                    25078.51
  1995/01/31      23521.66                    25728.79
  1995/02/28      24123.85                    26731.44
  1995/03/31      24352.69                    27520.29
  1995/04/30      24882.61                    28330.76
  1995/05/31      25532.98                    29463.14
  1995/06/30      26869.85                    30147.57
  1995/07/31      27773.14                    31147.26
  1995/08/31      28568.04                    31225.44
  1995/09/30      29543.59                    32543.16
  1995/10/31      29435.19                    32426.98
  1995/11/30      30218.05                    33850.52
  1995/12/31      31116.22                    34502.48
  1996/01/31      31128.72                    35676.95
  1996/02/29      30509.15                    36007.67
  1996/03/31      29491.76                    36354.43
  1996/04/30      30267.52                    36890.29
  1996/05/31      31157.74                    37841.69
  1996/06/30      31119.59                    37985.87
  1996/07/31      28983.06                    36307.65
  1996/08/31      30076.76                    37073.38
  1996/09/30      31119.59                    39159.87
  1996/10/31      30547.31                    40239.90
  1996/11/30      31615.57                    43281.64
  1996/12/31      31593.70                    42424.23
  1997/01/31      32786.71                    45074.89
  1997/02/28      32339.62                    45428.28
  1997/03/31      30269.18                    43561.63
  1997/04/30      30429.57                    46162.26
  1997/05/31      34395.47                    48972.62
  1997/06/30      35663.98                    51166.59
  1997/07/31      37267.83                    55237.92
  1997/08/31      37865.64                    52143.49
  1997/09/30      42079.41                    54999.39
  1997/10/31      40125.62                    53162.41
  1997/11/28      40111.04                    55623.30
IMATRL PRASUN   SHR__CHT 19971130 19971216 103442 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Strategic Opportunities Fund - Class A on November 30, 1987, and the current maximum 5.75% sales charge was paid. As the chart shows, by November 30, 1997, the value of the investment would have grown to $40,111 - a 301.11% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $55,623 - a 456.23% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
ADVISOR STRATEGIC OPPORTUNITIES FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment.
Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains
(the profits earned upon the sale of securities that have grown in value). The initial offering of Class T shares took place on August
20, 1986. Class T shares bear a 0.50% 12b-1 fee (0.65% prior to
January 1, 1996). If Fidelity had not reimbursed certain class expenses, the past five and 10 year total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997                   PAST 1   PAST 5    PAST 10
                                                  YEAR     YEARS     YEARS

ADVISOR STRATEGIC OPPORTUNITIES - CLASS T         27.00%   102.70%   326.19%

ADVISOR STRATEGIC OPPORTUNITIES - CLASS T         22.56%   95.61%    311.27%
 (INCL. MAX. 3.50% SALES CHARGE)

S&P 500                                           28.51%   150.41%   456.23%

CAPITAL APPRECIATION FUNDS AVERAGE                18.03%   108.72%   343.91%

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to those of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Class T's performance stacked up against its peers, you can compare it to the capital appreciation funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 213 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997             PAST 1   PAST 5   PAST 10
                                            YEAR     YEARS    YEARS

ADVISOR STRATEGIC OPPORTUNITIES - CLASS T   27.00%   15.18%   15.60%

ADVISOR STRATEGIC OPPORTUNITIES - CLASS T   22.56%   14.36%   15.19%
 (INCL. MAX. 3.50% SALES CHARGE)

S&P 500                                     28.51%   20.15%   18.69%

CAPITAL APPRECIATION FUNDS AVERAGE          18.03%   15.34%   15.15%

AVERAGE ANNUAL TOTAL RETURNS take Class T's cumulative return and show you what would have happened if Class T had performed at a constant rate each year.
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19971130 19971216 103501 S00000000000001
             FA Strategic Opp -CL T      S&P 500
             00174                       SP001
  1987/11/30       9650.00                    10000.00
  1987/12/31       9866.58                    10761.00
  1988/01/31      10639.54                    11214.04
  1988/02/29      10988.13                    11736.61
  1988/03/31      10813.84                    11373.95
  1988/04/30      10882.04                    11500.20
  1988/05/31      11071.49                    11600.25
  1988/06/30      11829.29                    12132.71
  1988/07/31      11761.09                    12086.60
  1988/08/31      11397.34                    11675.66
  1988/09/30      11768.67                    12173.04
  1988/10/31      11973.27                    12511.45
  1988/11/30      12049.05                    12332.54
  1988/12/31      12061.74                    12548.36
  1989/01/31      12744.92                    13466.90
  1989/02/28      12689.95                    13131.57
  1989/03/31      12956.95                    13437.54
  1989/04/30      13451.66                    14134.94
  1989/05/31      14072.03                    14707.41
  1989/06/30      14181.97                    14623.58
  1989/07/31      15155.70                    15944.09
  1989/08/31      15352.02                    16256.59
  1989/09/30      15352.02                    16189.94
  1989/10/31      15100.73                    15814.33
  1989/11/30      15509.07                    16136.94
  1989/12/31      15993.61                    16524.23
  1990/01/31      14935.98                    15415.45
  1990/02/28      15016.71                    15614.31
  1990/03/31      15016.71                    16028.09
  1990/04/30      14403.13                    15627.39
  1990/05/31      14871.39                    17151.06
  1990/06/30      15016.71                    17034.43
  1990/07/31      15057.08                    16979.92
  1990/08/31      13999.45                    15444.94
  1990/09/30      13894.49                    14692.77
  1990/10/31      13886.42                    14629.59
  1990/11/30      14500.01                    15574.66
  1990/12/31      14846.82                    16009.20
  1991/01/31      15326.57                    16707.20
  1991/02/28      16243.98                    17901.76
  1991/03/31      16757.39                    18334.98
  1991/04/30      16984.63                    18378.99
  1991/05/31      17590.63                    19172.96
  1991/06/30      17035.13                    18294.84
  1991/07/31      17548.54                    19147.38
  1991/08/31      17927.29                    19601.17
  1991/09/30      17994.62                    19273.83
  1991/10/31      17632.71                    19532.10
  1991/11/30      17203.46                    18744.96
  1991/12/31      18273.36                    20889.38
  1992/01/31      18303.01                    20500.84
  1992/02/29      18658.79                    20767.35
  1992/03/31      18184.42                    20362.38
  1992/04/30      18530.32                    20961.04
  1992/05/31      19133.17                    21063.75
  1992/06/30      19133.17                    20749.90
  1992/07/31      19726.14                    21598.57
  1992/08/31      19380.24                    21155.80
  1992/09/30      19301.18                    21405.44
  1992/10/31      19459.30                    21480.36
  1992/11/30      20289.46                    22212.84
  1992/12/31      20625.60                    22486.05
  1993/01/31      21015.38                    22674.94
  1993/02/28      21610.87                    22983.32
  1993/03/31      22282.15                    23468.26
  1993/04/30      21838.24                    22900.33
  1993/05/31      22347.11                    23514.06
  1993/06/30      22531.17                    23582.25
  1993/07/31      23007.56                    23487.92
  1993/08/31      24447.57                    24378.11
  1993/09/30      24382.60                    24190.40
  1993/10/31      25151.33                    24691.14
  1993/11/30      24090.27                    24456.58
  1993/12/31      24840.69                    24752.50
  1994/01/31      25055.65                    25594.09
  1994/02/28      24159.96                    24900.49
  1994/03/31      23228.43                    23814.83
  1994/04/30      23419.51                    24119.66
  1994/05/31      23467.28                    24515.22
  1994/06/30      23467.28                    23914.60
  1994/07/31      24028.59                    24699.00
  1994/08/31      24171.90                    25711.65
  1994/09/30      23837.51                    25081.72
  1994/10/31      23586.71                    25646.06
  1994/11/30      22858.21                    24712.03
  1994/12/31      23059.68                    25078.51
  1995/01/31      24083.18                    25728.79
  1995/02/28      24699.75                    26731.44
  1995/03/31      24934.05                    27520.29
  1995/04/30      25476.63                    28330.76
  1995/05/31      26142.52                    29463.14
  1995/06/30      27511.31                    30147.57
  1995/07/31      28436.16                    31147.26
  1995/08/31      29250.03                    31225.44
  1995/09/30      30248.87                    32543.16
  1995/10/31      30137.89                    32426.98
  1995/11/30      30939.43                    33850.52
  1995/12/31      31859.04                    34502.48
  1996/01/31      31871.85                    35676.95
  1996/02/29      31237.49                    36007.67
  1996/03/31      30195.80                    36354.43
  1996/04/30      30990.09                    36890.29
  1996/05/31      31901.56                    37841.69
  1996/06/30      31862.50                    37985.87
  1996/07/31      29674.96                    36307.65
  1996/08/31      30794.77                    37073.38
  1996/09/30      31849.48                    39159.87
  1996/10/31      31276.55                    40239.90
  1996/11/30      32383.34                    43281.64
  1996/12/31      32345.39                    42424.23
  1997/01/31      33557.09                    45074.89
  1997/02/28      33117.90                    45428.28
  1997/03/31      31000.84                    43561.63
  1997/04/30      31163.69                    46162.26
  1997/05/31      35220.15                    48972.62
  1997/06/30      36537.76                    51166.59
  1997/07/31      38195.88                    55237.92
  1997/08/31      38802.87                    52143.49
  1997/09/30      43140.62                    54999.39
  1997/10/31      41142.00                    53162.41
  1997/11/28      41127.19                    55623.30
IMATRL PRASUN   SHR__CHT 19971130 19971216 103506 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Strategic Opportunities Fund - Class T on November 30, 1987, and the current maximum 3.50% sales charge was paid. As the chart shows, by November 30, 1997, the value of the investment would have grown to $41,127 - a 311.27% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $55,623 - a 456.23% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
ADVISOR STRATEGIC OPPORTUNITIES FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment.
Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains
(the profits earned upon the sale of securities that have grown in value). Initial offering of Class B shares took place on June 30,
1994. Class B shares bear a 1.00% 12b-1/shareholder service fee that is reflected in returns after June 30, 1994. Returns between November
30, 1987 and June 30, 1994 are those of Class T, and reflect Class T shares' prior 0.65% 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to June 30, 1994 would have been lower.
Effective January 2, 1997, Class B shares' contingent deferred sales charge is based on a declining scale that ranges from 5% to 1% on
Class B shares redeemed within six years of purchase. This scale is revised from the previous scale of 4% to 1% on shares redeemed within five years of purchase. Class B shares' contingent deferred sales charges included in the past one year, past five years and past 10 years total return figures are 5%, 2% and 0%, respectively. If
Fidelity had not reimbursed certain class expenses, the past five year and 10 year total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997                   PAST 1   PAST 5    PAST 10
                                                  YEAR     YEARS     YEARS

ADVISOR STRATEGIC OPPORTUNITIES - CLASS B         26.33%   99.42%    319.29%

ADVISOR STRATEGIC OPPORTUNITIES - CLASS B         21.33%   97.42%    319.29%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

S&P 500(REGISTERED TRADEMARK)                     28.51%   150.41%   456.23%

CAPITAL APPRECIATION FUNDS AVERAGE                18.03%   108.72%   343.91%

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to those of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Class B's performance stacked up against its peers, you can compare it to the capital appreciation funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 213 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997             PAST 1   PAST 5   PAST 10
                                            YEAR     YEARS    YEARS

ADVISOR STRATEGIC OPPORTUNITIES - CLASS B   26.33%   14.80%   15.41%

ADVISOR STRATEGIC OPPORTUNITIES - CLASS B   21.33%   14.57%   15.41%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

S&P 500                                     28.51%   20.15%   18.69%

CAPITAL APPRECIATION FUNDS AVERAGE          18.03%   15.34%   15.15%

AVERAGE ANNUAL TOTAL RETURNS take Class B's cumulative return and show you what would have happened if Class B had performed at a constant rate each year.
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19971130 19971216 103439 S00000000000001
             FA Strategic Opp -CL B      S&P 500
             00608                       SP001
  1987/11/30      10000.00                    10000.00
  1987/12/31      10224.44                    10761.00
  1988/01/31      11025.43                    11214.04
  1988/02/29      11386.66                    11736.61
  1988/03/31      11206.05                    11373.95
  1988/04/30      11276.72                    11500.20
  1988/05/31      11473.05                    11600.25
  1988/06/30      12258.33                    12132.71
  1988/07/31      12187.66                    12086.60
  1988/08/31      11810.72                    11675.66
  1988/09/30      12195.51                    12173.04
  1988/10/31      12407.54                    12511.45
  1988/11/30      12486.07                    12332.54
  1988/12/31      12499.21                    12548.36
  1989/01/31      13207.17                    13466.90
  1989/02/28      13150.21                    13131.57
  1989/03/31      13426.89                    13437.54
  1989/04/30      13939.55                    14134.94
  1989/05/31      14582.41                    14707.41
  1989/06/30      14696.34                    14623.58
  1989/07/31      15705.39                    15944.09
  1989/08/31      15908.83                    16256.59
  1989/09/30      15908.83                    16189.94
  1989/10/31      15648.43                    15814.33
  1989/11/30      16071.58                    16136.94
  1989/12/31      16573.68                    16524.23
  1990/01/31      15477.70                    15415.45
  1990/02/28      15561.36                    15614.31
  1990/03/31      15561.36                    16028.09
  1990/04/30      14925.52                    15627.39
  1990/05/31      15410.77                    17151.06
  1990/06/30      15561.36                    17034.43
  1990/07/31      15603.19                    16979.92
  1990/08/31      14507.20                    15444.94
  1990/09/30      14398.44                    14692.77
  1990/10/31      14390.07                    14629.59
  1990/11/30      15025.91                    15574.66
  1990/12/31      15385.31                    16009.20
  1991/01/31      15882.46                    16707.20
  1991/02/28      16833.13                    17901.76
  1991/03/31      17365.17                    18334.98
  1991/04/30      17600.66                    18378.99
  1991/05/31      18228.63                    19172.96
  1991/06/30      17652.99                    18294.84
  1991/07/31      18185.02                    19147.38
  1991/08/31      18577.50                    19601.17
  1991/09/30      18647.28                    19273.83
  1991/10/31      18272.24                    19532.10
  1991/11/30      17827.42                    18744.96
  1991/12/31      18936.13                    20889.38
  1992/01/31      18966.85                    20500.84
  1992/02/29      19335.54                    20767.35
  1992/03/31      18843.95                    20362.38
  1992/04/30      19202.40                    20961.04
  1992/05/31      19827.12                    21063.75
  1992/06/30      19827.12                    20749.90
  1992/07/31      20441.59                    21598.57
  1992/08/31      20083.15                    21155.80
  1992/09/30      20001.22                    21405.44
  1992/10/31      20165.08                    21480.36
  1992/11/30      21025.35                    22212.84
  1992/12/31      21373.68                    22486.05
  1993/01/31      21777.59                    22674.94
  1993/02/28      22394.68                    22983.32
  1993/03/31      23090.31                    23468.26
  1993/04/30      22630.30                    22900.33
  1993/05/31      23157.63                    23514.06
  1993/06/30      23348.36                    23582.25
  1993/07/31      23842.03                    23487.92
  1993/08/31      25334.26                    24378.11
  1993/09/30      25266.95                    24190.40
  1993/10/31      26063.55                    24691.14
  1993/11/30      24964.01                    24456.58
  1993/12/31      25741.64                    24752.50
  1994/01/31      25964.41                    25594.09
  1994/02/28      25036.22                    24900.49
  1994/03/31      24070.91                    23814.83
  1994/04/30      24268.93                    24119.66
  1994/05/31      24318.43                    24515.22
  1994/06/30      24318.43                    23914.60
  1994/07/31      24924.84                    24699.00
  1994/08/31      25060.98                    25711.65
  1994/09/30      24726.83                    25081.72
  1994/10/31      24442.19                    25646.06
  1994/11/30      23662.51                    24712.03
  1994/12/31      23884.30                    25078.51
  1995/01/31      24900.38                    25728.79
  1995/02/28      25530.61                    26731.44
  1995/03/31      25762.12                    27520.29
  1995/04/30      26315.18                    28330.76
  1995/05/31      26996.85                    29463.14
  1995/06/30      28411.65                    30147.57
  1995/07/31      29350.56                    31147.26
  1995/08/31      30160.85                    31225.44
  1995/09/30      31176.93                    32543.16
  1995/10/31      31061.17                    32426.98
  1995/11/30      31871.46                    33850.52
  1995/12/31      32804.45                    34502.48
  1996/01/31      32804.45                    35676.95
  1996/02/29      32142.66                    36007.67
  1996/03/31      31042.25                    36354.43
  1996/04/30      31857.37                    36890.29
  1996/05/31      32781.16                    37841.69
  1996/06/30      32713.24                    37985.87
  1996/07/31      30458.09                    36307.65
  1996/08/31      31599.25                    37073.38
  1996/09/30      32672.48                    39159.87
  1996/10/31      32074.73                    40239.90
  1996/11/30      33188.72                    43281.64
  1996/12/31      33133.10                    42424.23
  1997/01/31      34362.99                    45074.89
  1997/02/28      33890.88                    45428.28
  1997/03/31      31704.37                    43561.63
  1997/04/30      31858.35                    46162.26
  1997/05/31      36000.40                    48972.62
  1997/06/30      37324.62                    51166.59
  1997/07/31      39002.99                    55237.92
  1997/08/31      39603.51                    52143.49
  1997/09/30      44007.33                    54999.39
  1997/10/31      41944.00                    53162.41
  1997/11/28      41928.60                    55623.30
IMATRL PRASUN   SHR__CHT 19971130 19971216 103444 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Strategic Opportunities Fund - Class B on November 30, 1987. As the chart shows, by November 30, 1997, the value of the investment would have grown to $41,929 - a 319.29% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $55,623 - a 456.23% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
The 12 months that ended
November 30, 1997, was a period
that truly tested the U.S. stock
market's resolve. But despite
frequent shifts in sentiment, an
interest-rate hike and global
volatility concerns, U.S. stocks still
managed to perform well. The
Standard & Poor's 500 Index - a
broad gauge of the U.S. stock
market - returned 28.51% during
the period, well above the market's
long-term annual average of
around 11%. In the first half of the
period, large-cap stocks were
responsible for much of the
market's gain, as investors were
drawn to stocks with recognizable
names and consistent
earnings-growth track records.
Consequently, stock prices soared
and enthusiasm was high. The
Federal Reserve Board - in an
attempt to halt inflation before it
appeared - raised a key
short-term interest rate by 0.25% in
March. The market paused briefly,
but then kept rolling as the Dow
Jones Industrial Average reached
the 8,000-point mark for the first
time ever in August. With several
multinational companies
announcing earnings shortfalls in
mid-August, small-cap stocks came
into favor among investors.
During August and September, the
Russell 2000 Index - which
measures small-cap stock
performance - was up 9.78%
while the S&P was down 0.43%.
Volatility in Asian markets in late
October sent skittish investors
running for cover. The Dow slid
554 points in one day, then
snapped back the next, reclaiming
330-plus points. Sensing continued
fallout from this volatility, investors
again became quality-conscious
and large-caps regained their
perch through November.
An interview with Harris Leviton, Portfolio Manager of Advisor Strategic Opportunities Fund
Q. HOW DID THE FUND PERFORM, HARRIS?
A. For the 12 months that ended November 30, 1997, the fund's Class A, Class T and Class B shares had total returns of 26.87%, 27.00% and 26.33%, respectively. During the same period, the capital appreciation funds average tracked by Lipper Analytical Services posted a return of 18.03%, while the Standard & Poor's 500 Index returned 28.51%.
Q. WHAT FACTORS HELPED THE FUND OUTPERFORM ITS PEER GROUP?
A. I'd attribute the fund's strong performance to big investments in specific stocks that did well. More than 40% of the fund's holdings were invested in its 10 largest positions at the end of the period, and nine of the top 10 stocks appreciated considerably over the past 12 months. In addition, the environment for small- and mid-capitalization stocks improved dramatically from April through the end of October. Since the majority of the fund's holdings are small- and mid-cap stocks, the favorable environment helped performance.
Q. WHICH INDIVIDUAL HOLDINGS CONTRIBUTED TO THE FUND'S STRONG RETURN?
A. The fund's top two holdings - Whole Foods Market and American Bankers Insurance - were again the fund's strongest contributors. Whole Foods Market, a diversified chain of natural foods supermarkets, benefited as natural foods continued to gain market acceptance. American Bankers Insurance, a specialty property-casualty insurance company, continued to grow earnings by exiting some less profitable lines of business and focusing on its credit-based accident, health and life insurance operations. Another top 10 holding, Sepracor, was a solid performer. I thought the company, which makes improved versions of existing drugs, was trading at a relatively cheap valuation given what it had in its product pipeline. All three of these companies are good examples of "special situation" stocks.
Q. WERE THERE OTHER HOLDINGS THAT PERFORMED PARTICULARLY WELL DURING
THE PERIOD?
A. AFC Cable, Cable Design Technology, General Cable and Essex International - all makers of wire and cable - benefited from the relief of a glut of office space across the country. Companies are filling much of the office space that was built and then left vacant after the savings and loan crisis in the late 1980s. When companies move into or renovate older buildings, they usually need new wire and cable. In addition, consolidation through mergers and acquisitions has caused the number of players in the industry to shrink. Therefore, demand took off at a time when supply was shrinking, which improved pricing for many of these companies.
Q. WERE THERE ANY DISAPPOINTMENTS DURING THE PERIOD?
A. Alliance Pharmaceutical, a biotech company that has several drugs in late-stage clinical trials, was the only stock in the top 10 that didn't appreciate during the period. Unfortunately, the stock didn't take off as soon as I would have hoped, but I continued to believe that the company had strong growth potential at the end of the period. In addition, the casino-gaming sector was disappointing because business in Las Vegas has slowed down over the past year. A lot of companies are adding capacity and, in the past when you added capacity, business improved because there were more attractions. That hasn't happened this time around. Instead, there just has been too much capacity in Las Vegas and the stocks underperformed. I scaled back the fund's exposure to Las Vegas casino stocks during the period.
Q. WHAT'S YOUR OUTLOOK?
A. Fear, panic and euphoria drove the stock market over the past six months, but what's interesting is that the market hasn't moved much since July. I think the economic difficulties in Southeast Asia will continue to cause some panic selling, and the appreciation of the dollar versus those currencies in that region may hurt U.S. export-oriented companies. I expect slower earnings growth for most U.S. companies. In addition, excessive stock valuations have been created as the stock market, on average, has risen more than 20% a year over the past several years. This means that many stocks became overvalued during the bull run and some of these valuations need to be corrected. Most of all, I think we'll see a "sorting out" period, when the stock market will move up and down as investors try to make sense of everything that's happened in the past six months.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

HARRIS LEVITON ON THE EFFECTS
OF THE FINANCIAL CRISIS IN
SOUTHEAST ASIA:
"I think it's too early to tell what
the final impact of the Southeast
Asian problems will be. What's
amazing to me is how investors in
the stock market have fled to
`safety' by buying large-cap stocks
again, when, in fact, many of the
larger-cap companies are the
biggest exporters and are the most
exposed to currency devaluations.
"In the meantime, investors -
whether they are doing so because
they are afraid or just because they
are risk-averse - are dumping a
lot of small- or mid-cap stocks. And
right now, I think the smaller-cap
companies have the strongest
earnings growth potential. This
panic-selling slightly hurt the fund
at the end of the period because
small-cap stocks had been
dramatically outperforming the
broader market since July, and
these events shut that run down.
However, from my point of view, all
of these events actually have
created a good environment for
finding opportunities among
undervalued, smaller-cap stocks."
FUND FACTS
GOAL: seeks capital
appreciation by investing
primarily in securities of
companies believed by
Fidelity to involve a "special
situation"
START DATE: December 31, 1983
SIZE: as of November 30, 1997,
more than $668 million
MANAGER: Harris Leviton, since
1996; joined Fidelity in 1986
(checkmark)
INVESTMENT CHANGES


TOP TEN STOCKS AS OF NOVEMBER 30, 1997

                                         % OF FUND'S    % OF FUND'S INVESTMENTS
                                         INVESTMENTS    IN THESE STOCKS
                                                        AS OF
                                                        JUNE 30, 1997

WHOLE FOODS MARKET, INC.                 10.3           8.5

AMERICAN BANKERS INSURANCE GROUP, INC.   8.9            7.9

SEPRACOR, INC.                           5.9            4.4

CABLE DESIGN TECHNOLOGY CORP.            3.4            2.8

AFC CABLE SYSTEMS, INC.                  3.1            2.8

ALLIANCE PHARMACEUTICAL CORP.            2.9            0.6

NINTENDO CO. LTD. ORD.                   2.6            3.8

HARVEYS CASINO RESORTS                   2.5            2.4

COMPUSA, INC.                            2.3            1.5

CYGNUS, INC.                             2.0            1.2

TOP FIVE MARKET SECTORS AS OF NOVEMBER 30, 1997
                     % OF FUND'S    % OF FUND'S INVESTMENTS
                     INVESTMENTS    IN THESE MARKET SECTORS
                                    AS OF
                                    JUNE 30, 1997

HEALTH               16.7           9.9

MEDIA & LEISURE      13.7           13.8

RETAIL & WHOLESALE   13.7           13.1

TECHNOLOGY           12.8           12.4

BASIC INDUSTRIES     12.4           11.5

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF NOVEMBER 30, 1997 * AS OF JUNE 30, 1997 **
ROW: 1, COL: 1, VALUE: 2.4
ROW: 1, COL: 2, VALUE: 1.7
ROW: 1, COL: 3, VALUE: 95.90000000000001
STOCKS 91.4%
BONDS 0.7%
SHORT-TERM
INVESTMENTS 7.9%
FOREIGN
INVESTMENTS 10.8%
STOCKS 97.9%
BONDS 0.7%
SHORT-TERM
INVESTMENTS 1.4%
FOREIGN
INVESTMENTS 9.1%
ROW: 1, COL: 1, VALUE: 7.9
ROW: 1, COL: 2, VALUE: 1.7
ROW: 1, COL: 3, VALUE: 90.40000000000001
*
**
INVESTMENTS NOVEMBER 30, 1997

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


COMMON STOCKS - 97.1%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 0.7%
AEROSPACE & DEFENSE - 0.1%
Orbital Sciences Corp. (a)  40,500 $ 1,037,801
DEFENSE ELECTRONICS - 0.6%
Anaren Microwave, Inc. (a)  50,000  1,000,000
Herley Industries, Inc. (a)(c)  208,666  2,895,241
  3,895,241
TOTAL AEROSPACE & DEFENSE   4,933,042
BASIC INDUSTRIES - 12.4%
CHEMICALS & PLASTICS - 0.1%
Ivex Packaging Corp.   33,100  662,000
IRON & STEEL - 1.7%
Cold Metal Products, Inc. (a)  179,900  1,079,400
Dofasco, Inc.   100,000  1,551,912
Quanex Corp.   250,200  7,443,450
Steel Dynamics, Inc.  49,900  923,150
  10,997,912
METALS & MINING - 10.0%
AFC Cable Systems, Inc. (a)(c)  784,125  20,975,344
Alumax, Inc. (a)  216,500  6,806,219
Brush Wellman, Inc.   117,500  2,790,625
Cable Design Technology Corp. (a)  569,700  23,072,850
Essex International, Inc.   108,900  3,518,831
General Cable Corp.   240,000  8,190,000
Nanophase Technologies Corp.   100,000  806,250
Ryerson Tull, Inc. Class A (a)  72,000  1,066,500
  67,226,619
PAPER & FOREST PRODUCTS - 0.6%
Mercer International, Inc. (SBI)  407,900  3,926,038
TOTAL BASIC INDUSTRIES   82,812,569
CONSTRUCTION & REAL ESTATE - 2.4%
BUILDING MATERIALS - 0.0%
Rock of Ages Corp. Class A (a)  800  14,800
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
CONSTRUCTION & REAL ESTATE - CONTINUED
CONSTRUCTION - 0.8%
Beazer Homes USA, Inc. (a)  152,200 $ 2,701,550
Jacobs Engineering Group, Inc. (a)  65,400  1,729,013
Lennar Corp.   58,000  1,210,750
  5,641,313
ENGINEERING - 0.6%
Fluor Corp.   30,900  1,110,469
Foster Wheeler Corp.   63,100  1,944,269
Market Facts, Inc. (a)  50,000  881,250
  3,935,988
REAL ESTATE INVESTMENT TRUSTS - 1.0%
Glenborough Realty Trust, Inc. (REIT)  139,800  3,774,600
Jameson Co.   170,000  1,965,625
Tanger Factory Outlet Centers, Inc.   25,700  743,694
  6,483,919
TOTAL CONSTRUCTION & REAL ESTATE   16,076,020
DURABLES - 5.2%
AUTOS, TIRES, & ACCESSORIES - 0.2%
ESCO Electronics Corp. (trust receipt) (a)  81,400  1,332,925
CONSUMER DURABLES - 0.1%
Mikasa, Inc.   51,800  689,588
CONSUMER ELECTRONICS - 0.9%
Movado Group, Inc.   347,500  6,341,875
HOME FURNISHINGS - 1.4%
Bombay Company, Inc. (The) (a)  25,000  129,688
Maxim Group, Inc. (a)  601,400  9,246,525
  9,376,213
TEXTILES & APPAREL - 2.6%
Deckers Outdoor Corp. (a)(c)  596,900  4,961,731
Galey & Lord, Inc. (a)  115,800  2,084,400
Maxwell Shoe Co., Inc. Class A (a)(c)  758,800  10,338,650
  17,384,781
TOTAL DURABLES   35,125,382
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
ENERGY - 1.0%
OIL & GAS - 1.0%
Cabot Oil & Gas Corp. Class A  81,800 $ 1,697,350
Enserch Exploration, Inc. (a)  50,000  418,750
Rio Alto Exploration Ltd. (a)  180,000  1,422,001
Ulster Petroleums Ltd. (a)  100,000  888,312
Valero Energy Corp.   68,900  2,161,738
  6,588,151
FINANCE - 9.9%
BANKS - 0.3%
Long Term Credit Bank of Japan Ltd. (The)  1,200,000  2,018,542
INSURANCE - 9.6%
American Bankers Insurance Group, Inc.   1,479,600  59,923,800
Amerus Life Holdings, Inc.   132,900  4,319,250
  64,243,050
TOTAL FINANCE   66,261,592
HEALTH - 16.7%
DRUGS & PHARMACEUTICALS - 10.1%
Alliance Pharmaceutical Corp. (a)(c)  1,996,400  19,340,125
Aviron  154,300  3,356,025
COR Therapeutics, Inc. (a)  53,300  1,212,575
NBTY, Inc. (a)  118,000  2,566,500
QLT Phototherapeutics, Inc. (a)  130,000  1,620,379
Sepracor, Inc. (a)  1,069,700  39,445,188
  67,540,792
MEDICAL EQUIPMENT & SUPPLIES - 5.1%
Conmed Corp. (a)  30,000  712,500
Cygnus, Inc. (a)  596,950  13,431,375
Gargoyles, Inc. (a)  181,700  840,363
Hemasure, Inc. (a)  359,000  370,219
I-Stat Corp. (a)  654,700  12,111,950
InControl, Inc. (a)  69,900  554,831
Oakley, Inc. (a)  370,000  3,468,750
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
HEALTH - CONTINUED
MEDICAL EQUIPMENT & SUPPLIES - CONTINUED
Physiometrix, Inc. (a)  165,000 $ 433,125
Resound Corp. (a)  285,000  1,745,625
Sulzer Medica AG (Reg.) (a)  1,200  282,640
  33,951,378
MEDICAL FACILITIES MANAGEMENT - 1.5%
Columbia/HCA Healthcare Corp.   290,600  8,572,700
NovaCare, Inc. (a)  120,200  1,487,475
  10,060,175
TOTAL HEALTH   111,552,345
INDUSTRIAL MACHINERY & EQUIPMENT - 4.3%
ELECTRICAL EQUIPMENT - 0.6%
Alcatel Alsthom Compagnie Generale d'Electricite SA
sponsored ADR  129,900  3,215,025
Titan Corp. (a)  74,000  476,375
  3,691,400
INDUSTRIAL MACHINERY & EQUIPMENT - 3.7%
Columbus McKinnon Corp.  257,600  6,021,400
Gasonics International Corp. (a)  90,900  1,204,425
Mettler-Toledo International, Inc.   100,000  1,787,500
Regal-Beloit Corp.   107,300  2,917,219
Sulzer AG (Reg.)  12,000  7,924,012
T B Wood's Corp.   164,000  3,013,500
THK Co. Ltd.   182,800  2,145,288
  25,013,344
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   28,704,744
MEDIA & LEISURE - 13.5%
BROADCASTING - 0.9%
Advanced Communication Systems, Inc.   30,000  303,750
American Telecasting, Inc. (a)  510,000  701,250
Ascent Entertainment Group, Inc. (a)  74,500  810,188
CAI Wireless Systems, Inc. (a)  1,125,615  1,477,370
Heartland Wireless Communications, Inc. (a)  429,167  831,511
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
MEDIA & LEISURE - CONTINUED
BROADCASTING - CONTINUED
People's Choice TV Corp. (a)(c)  679,675 $ 1,529,269
Wireless One, Inc. (a)  227,600  569,000
  6,222,338
ENTERTAINMENT - 3.0%
Film Roman, Inc. (a)  55,000  103,125
Harveys Casino Resorts (c)  829,600  16,436,450
MGM Grand, Inc. (a)  81,200  3,176,950
Viacom, Inc. Class B (non-vtg.) (a)  10,000  350,000
  20,066,525
LEISURE DURABLES & TOYS - 4.4%
Just Toys, Inc. (a)(c)  253,900  269,769
Nintendo Co. Ltd. Ord.   168,900  17,443,023
RockShox, Inc. (a)  145,000  1,223,438
Silicon Gaming, Inc. (a)(c)  805,000  10,465,000
  29,401,230
LODGING & GAMING - 2.4%
Circus Circus Enterprises, Inc. (a)  364,300  7,513,688
WMS Industries, Inc. (a)  379,100  8,814,075
  16,327,763
PUBLISHING - 0.1%
CMP Media, Inc. Class A  20,000  377,500
RESTAURANTS - 2.7%
Foodmaker, Inc. (a)  250,000  3,875,000
Il Fornaio America Corp.   77,700  1,116,938
Morton's Restaurant Group, Inc. (a)(c)  404,800  9,108,000
NPC International, Inc. (a)  12,600  167,738
Star Buffet, Inc.   1,500  19,594
Wendy's International, Inc.   190,400  3,998,400
  18,285,670
TOTAL MEDIA & LEISURE   90,681,026
NONDURABLES - 2.6%
AGRICULTURE - 1.5%
Saskatchewan Wheat Pool:
Class B (non-vtg.)  478,300  7,725,080
 Class B (b)  158,000  2,551,877
  10,276,957
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
NONDURABLES - CONTINUED
FOODS - 0.0%
Tomkins PLC Ord.   3,425 $ 17,398
HOUSEHOLD PRODUCTS - 1.1%
Church & Dwight Co., Inc.   251,800  7,396,625
TOTAL NONDURABLES   17,690,980
PRECIOUS METALS - 1.2%
Getchell Gold Corp. (a)  69,500  1,824,375
Newmont Mining Corp.   200,000  6,012,500
  7,836,875
RETAIL & WHOLESALE - 13.7%
APPAREL STORES - 1.0%
Big Dog Holdings, Inc. (c)  675,300  6,499,763
GENERAL MERCHANDISE STORES - 2.4%
BJ's Wholesale Club, Inc.   94,500  2,752,313
Freds, Inc. Class A (c)  540,300  13,237,350
  15,989,663
GROCERY STORES - 10.3%
Whole Foods Market, Inc. (a)(c)  1,505,300  69,055,638
TOTAL RETAIL & WHOLESALE   91,545,064
SERVICES - 0.0%
CorporateFamily Solutions, Inc.   300  5,025
Hagler Bailly, Inc.   400  8,075
  13,100
TECHNOLOGY - 12.5%
COMMUNICATIONS EQUIPMENT - 0.0%
Positron Fiber Systems Corp. Class A  9,700  67,294
Securacom, Inc.   400  4,150
  71,444
COMPUTER SERVICES & SOFTWARE - 9.2%
Activision, Inc. (a)  145,000  2,320,000
BancTec, Inc. (a)  270,000  6,682,500
Broderbund Software, Inc. (a)  318,400  9,253,500
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TECHNOLOGY - CONTINUED
COMPUTER SERVICES & SOFTWARE - CONTINUED
CompUSA, Inc. (a)  427,200 $ 15,619,500
Egghead, Inc. (a)  10,000  72,500
Eidos PLC sponsored ADR  236,500  2,690,188
GT Interactive Software, Inc. (a)  213,100  1,744,756
MicroProse, Inc. (a)(c)  2,064,500  9,806,375
Midway Games, Inc. (a)  291,300  5,862,413
Sybase, Inc. (a)  561,700  7,863,800
  61,915,532
COMPUTERS & OFFICE EQUIPMENT - 1.3%
Performance Technologies, Inc. (a)(c)  492,000  7,318,500
Silicon Graphics, Inc. (a)  80,000  1,050,000
  8,368,500
ELECTRONIC INSTRUMENTS - 0.7%
Aeroflex, Inc. (a)  110,000  941,875
Optical Coating Laboratory, Inc.   10,000  150,625
ORBIT/FR, Inc.   105,400  1,791,800
Tech-Sym Corp. (a)  58,400  1,770,250
  4,654,550
ELECTRONICS - 1.3%
AVX Corp.  59,700  1,608,169
DII Group, Inc. (a)  30,300  677,963
Maxwell Technologies, Inc. (a)  10,900  291,575
Minebea Co. Ltd.   500,000  5,554,904
Quality Semiconductor, Inc. (a)  145,000  833,750
  8,966,361
TOTAL TECHNOLOGY   83,976,387
TRANSPORTATION - 1.0%
AIR TRANSPORTATION - 0.8%
Reno Air, Inc. (a)(c)  934,800  5,491,950
TRUCKING & FREIGHT - 0.2%
SPACEHAB, Inc. (a)  82,500  866,250
TOTAL TRANSPORTATION   6,358,200
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
UTILITIES - 0.0%
ELECTRIC UTILITY - 0.0%
Niagara Mohawk Power Corp. (a)  14,900 $ 142,481
TOTAL COMMON STOCKS
(Cost $547,397,727)   650,297,958
CONVERTIBLE PREFERRED STOCKS - 0.8%
MEDIA & LEISURE - 0.2%
BROADCASTING - 0.2%
Triathalon Broadcasting Co. $0.945 depositary share DECS  114,080
1,254,880
TRANSPORTATION - 0.6%
AIR TRANSPORTATION - 0.6%
Reno Air, Inc. Series A 9% (b)(c)  170,000  3,825,000
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $5,476,360)   5,079,880
CONVERTIBLE BONDS - 0.7%
 MOODY'S RATINGS PRINCIPAL
 (UNAUDITED) AMOUNT
TECHNOLOGY - 0.3%
ELECTRONICS - 0.3%
Richardson Electronics Ltd.:
8 1/4%, 6/15/06  B3 $ 1,978,000  1,799,980
 7 1/4%, 12/15/06  B3  404,000  331,280
  2,131,260
TRANSPORTATION - 0.4%
TRUCKING & FREIGHT - 0.4%
SPACEHAB, Inc. 8%, 10/15/07 (b)  -  2,500,000  2,487,500
TOTAL CONVERTIBLE BONDS
(Cost $4,560,430)   4,618,760
CASH EQUIVALENTS - 1.4%
 MATURITY VALUE
 AMOUNT (NOTE 1)
Investments in repurchase agreements
(U.S. Treasury obligations), in a joint
trading account at 5.70%, dated
11/28/97 due 12/1/97   $ 9,552,535 $ 9,548,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $566,982,517)  $ 669,544,598
SECURITY TYPE ABBREVIATIONS
DECS - Dividend Enhanced Convertible
  Stock/Debt Exchangeable for
  Common Stock
LEGEND
1. Non-income producing
2. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $8,864,377 or 1.3% of net assets.
3. Affiliated company (see Note 11 of Notes to Financial Statements). INCOME TAX INFORMATION
At November 30, 1997, the aggregate cost of investment securities for income tax purposes was $567,010,715. Net unrealized appreciation aggregated $102,533,883, of which $195,503,620 related to appreciated investment securities and $92,969,737 related to depreciated investment securities.
The fund hereby designates approximately $15,640,000 as a capital gain dividend for the purpose of the dividend paid deduction.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 NOVEMBER 30, 1997

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE                   $ 669,544,598
AGREEMENTS OF $9,548,000) (COST $566,982,517) -
SEE ACCOMPANYING SCHEDULE

CASH                                                                        1,303

RECEIVABLE FOR INVESTMENTS SOLD                                             3,216,333

RECEIVABLE FOR FUND SHARES SOLD                                             527,879

DIVIDENDS RECEIVABLE                                                        380,281

INTEREST RECEIVABLE                                                         109,885

OTHER RECEIVABLES                                                           80,336

 TOTAL ASSETS                                                               673,860,615

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                            $ 3,846,784

PAYABLE FOR FUND SHARES REDEEMED                              872,493

ACCRUED MANAGEMENT FEE                                        236,832

DISTRIBUTION FEES PAYABLE                                     323,100

OTHER PAYABLES AND ACCRUED EXPENSES                           228,075

 TOTAL LIABILITIES                                                          5,507,284

NET ASSETS                                                                 $ 668,353,331

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                            $ 494,493,132

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                       71,304,587
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                   102,555,612
AND ASSETS AND LIABILITIES IN FOREIGN CURRENCIES

NET ASSETS                                                                 $ 668,353,331


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
 NOVEMBER 30, 1997

CALCULATION OF MAXIMUM OFFERING PRICE                            $27.51
CLASS A:
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($2,309,133 (DIVIDED BY) 83,937 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/94.25 OF $27.51)           $29.19

CLASS T:                                                         $27.78
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($529,042,734 (DIVIDED BY) 19,041,196 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/96.50 OF $27.78)           $28.79

CLASS B:                                                         $27.23
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($109,645,790 (DIVIDED BY) 4,026,069 SHARES) A

INITIAL CLASS:                                                   $28.19
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($21,792,121 (DIVIDED BY) 773,093 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/96.50 OF $28.19)           $29.21

INSTITUTIONAL CLASS:                                             $27.63
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE ($5,563,553 (DIVIDED BY) 201,344 SHARES)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

 ELEVEN MONTH PERIOD ENDED NOVEMBER 30, 1997

INVESTMENT INCOME                                                           $ 3,574,213
DIVIDENDS (INCLUDING $245,390 RECEIVED FROM
AFFILIATED ISSUERS)

INTEREST                                                                     1,756,785

 TOTAL INCOME                                                                5,330,998

EXPENSES

MANAGEMENT FEE                                               $ 3,406,031
BASIC FEE

 PERFORMANCE ADJUSTMENT                                       (1,112,763)

TRANSFER AGENT FEES                                           1,273,310

DISTRIBUTION FEES                                             3,181,361

ACCOUNTING FEES AND EXPENSES                                  310,776

NON-INTERESTED TRUSTEES' COMPENSATION                         3,283

CUSTODIAN FEES AND EXPENSES                                   55,908

REGISTRATION FEES                                             88,852

AUDIT                                                         55,388

LEGAL                                                         37,146

INTEREST                                                      16,435

REPORTS TO SHAREHOLDERS                                       172,878

MISCELLANEOUS                                                 3,243

 TOTAL EXPENSES BEFORE REDUCTIONS                             7,491,848

 EXPENSE REDUCTIONS                                           (79,333)       7,412,515

NET INVESTMENT INCOME (LOSS)                                                 (2,081,517)

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES (INCLUDING REALIZED GAIN (LOSS) OF     73,733,616
$3,274,509 ON SALES OF INVESTMENTS IN AFFILIATED ISSUERS)

 FOREIGN CURRENCY TRANSACTIONS                                7,973          73,741,589

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                        70,141,637

 ASSETS AND LIABILITIES IN FOREIGN CURRENCIES                 (5,094)        70,136,543

NET GAIN (LOSS)                                                              143,878,132

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                             $ 141,796,615
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                          ELEVEN MONTH     YEAR ENDED
                                                          PERIOD ENDED     DECEMBER 31,
                                                          NOVEMBER 30,     1996
                                                          1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                $ (2,081,517)    $ 5,065,025
NET INVESTMENT INCOME (LOSS)

 NET REALIZED GAIN (LOSS)                                  73,741,589       101,103,020

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)      70,136,543       (96,084,415)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           141,796,615      10,083,630
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                              -                (5,501,432)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                                    (23,306,698)     (70,113,368)

 TOTAL DISTRIBUTIONS                                       (23,306,698)     (75,614,800)

SHARE TRANSACTIONS - NET INCREASE (DECREASE)               (172,192,655)    36,171,237

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  (53,702,738)     (29,359,933)

NET ASSETS

 BEGINNING OF PERIOD                                       722,056,069      751,416,002

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT    $ 668,353,331    $ 722,056,069
INCOME OF $0 AND $1,667,423, RESPECTIVELY)


FINANCIAL HIGHLIGHTS - CLASS A
      ELEVEN MONTHS   YEAR ENDED
      ENDED           DECEMBER 31,
      NOVEMBER 30,

      1997            1996 F


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                                $ 22.51       $ 23.48

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS)                                        (.13) E       .08 E

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             6.00          1.26

 TOTAL FROM INVESTMENT OPERATIONS                                    5.87          1.34

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                          -             (.37)

 FROM NET REALIZED GAIN                                              (.87)         (1.94)

 TOTAL DISTRIBUTIONS                                                 (.87)         (2.31)

NET ASSET VALUE, END OF PERIOD                                      $ 27.51       $ 22.51

TOTAL RETURN B, C                                                    26.96%        5.80%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 2,309       $ 638

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              1.49% A, G    .99% A,
                                                                                  D

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     1.47% A, H    .97% A,
                                                                                  H

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS          (.59)% A      1.00% A

PORTFOLIO TURNOVER                                                   61% A         151%

AVERAGE COMMISSION RATE I                                           $ .0382       $ .0409


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION.
E NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO DECEMBER 31, 1996.
G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
H FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
I A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.

      ELEVEN MONTHS ENDED    YEARS ENDED           THREE MONTHS ENDED    YEARS ENDED
      NOVEMBER 30,           DECEMBER 31,          DECEMBER 31,          SEPTEMBER 30,

      1997                   1996           1995   1994                  1994            1993





SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD            $ 22.69       $ 24.88     $ 18.70     $ 19.96       $ 22.52     $ 19.53

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS)                  (.07) E       .17 E       .39         .10 E         .39 E       .33

 NET REALIZED AND UNREALIZED GAIN (LOSS)       6.03          .18         6.73        (.75)         (.81)       4.44

 TOTAL FROM INVESTMENT OPERATIONS               5.96          .35         7.12        (.65)         (.42)       4.77

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                     -             (.19)       (.39)       (.35)         (.43)       (.57)

 FROM NET REALIZED GAIN                        (.87)         (2.35)      (.55)       (.26)         (1.71)      (1.21)

 TOTAL DISTRIBUTIONS                           (.87)         (2.54)      (.94)       (.61)         (2.14)      (1.78)

NET ASSET VALUE, END OF PERIOD                  $ 27.78       $ 22.69     $ 24.88     $ 18.70       $ 19.96     $ 22.52

TOTAL RETURN B, C                              27.15%        1.53%       38.16%      (3.26)%       (2.24)%     26.33%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)       $ 529,043     $ 560,645   $ 619,993   $ 375,691     $ 385,349   $ 269,833

RATIO OF EXPENSES TO AVERAGE NET ASSETS        1.24% A       1.28%       1.61%       1.73% A, F    1.85%       1.57%
                                                                                                             D

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER  1.23% A, G    1.27%       1.61%       1.73% A       1.84%       1.57%
EXPENSE REDUCTIONS                                        G                                     G

RATIO OF NET INVESTMENT INCOME (LOSS) TO
AVERAGE NET ASSETS                               (.29)% A      .70%        1.90%       2.03% A       1.89%       2.06%

PORTFOLIO TURNOVER                               61% A         151%        142%        228% A        159%        183%

AVERAGE COMMISSION RATE H                     $ .0382       $ .0409


A ANNUALIZED B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF
NOTES TO FINANCIAL STATEMENTS). C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D INCLUDES REIMBURSEMENT OF $.03 PER SHARE FOR ADJUSTMENTS TO PRIOR PERIOD'S FEES. E NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD
HAVE BEEN HIGHER. G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION
OF THE CLASS' EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
H FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR
SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION
RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - CLASS B
      ELEVEN MONTHS   YEARS ENDED           THREE MONTHS   YEAR ENDED
      ENDED           DECEMBER 31,          ENDED          SEPTEMBER 30,
      NOVEMBER 30,                          DECEMBER 31,

      1997            1996           1995   1994           1994 E


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING       $ 22.36     $ 24.56    $ 18.57    $ 19.98       $ 19.65
OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INVESTMENT INCOME (LOSS)     (.18) D     .04 D      .38        .06 D         .05 D

 NET REALIZED AND                 5.92        .18        6.54       (.74)         .28
 UNREALIZED GAIN (LOSS)

 TOTAL FROM INVESTMENT            5.74        .22        6.92       (.68)         .33
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME       -           (.07)      (.38)      (.47)         -

 FROM NET REALIZED GAIN           (.87)       (2.35)     (.55)      (.26)         -

 TOTAL DISTRIBUTIONS              (.87)       (2.42)     (.93)      (.73)         -

NET ASSET VALUE,                 $ 27.23     $ 22.36    $ 24.56    $ 18.57       $ 19.98
END OF PERIOD

TOTAL RETURN B, C                 26.55%      1.00%      37.35%     (3.41)%       1.68%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD        $ 109,646   $ 98,535   $ 87,566   $ 17,090      $ 8,824
(000 OMITTED)

RATIO OF EXPENSES TO              1.78% A     1.80%      2.11%      2.58% A       2.63% A,
AVERAGE NET ASSETS                                                               F

RATIO OF EXPENSES TO              1.77% A,    1.79% G    2.10% G    2.53% A, G    2.63% A
AVERAGE NET ASSETS AFTER          G
EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT           (.84)% A    .18%       1.40%      1.22% A       1.11% A
INCOME (LOSS) TO AVERAGE
NET ASSETS

PORTFOLIO TURNOVER                61% A       151%       142%       228% A        159%

AVERAGE COMMISSION RATE H        $ .0382     $ .0409


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO SEPTEMBER 30, 1994.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
H FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.

      ELEVEN MONTHS ENDED    YEARS ENDED           THREE MONTHS ENDED    YEARS ENDED
      NOVEMBER 30,           DECEMBER 31,          DECEMBER 31,          SEPTEMBER 30,

      1997                   1996           1995   1994                  1994            1993




SELECTED PER-SHARE DATA


NET ASSET VALUE, BEGINNING OF PERIOD                    $ 22.90      $ 25.10    $ 18.86    $ 20.23       $ 22.72    $ 19.72


INCOME FROM INVESTMENT OPERATIONS


 NET INVESTMENT INCOME                                   .04 E        .28 E      .50        .13 E         .54 E      .45


 NET REALIZED AND UNREALIZED GAIN (LOSS)                 6.12         .19        6.79       (.74)         (.81)      4.46


 TOTAL FROM INVESTMENT OPERATIONS                        6.16         .47        7.29       (.61)         (.27)      4.91


LESS DISTRIBUTIONS


 FROM NET INVESTMENT INCOME                              -            (.32)      (.50)      (.50)         (.51)      (.70)


 FROM NET REALIZED GAIN                                  (.87)        (2.35)     (.55)      (.26)         (1.71)     (1.21)


 TOTAL DISTRIBUTIONS                                     (.87)        (2.67)     (1.05)     (.76)         (2.22)     (1.91)


NET ASSET VALUE, END OF PERIOD                          $ 28.19      $ 22.90    $ 25.10    $ 18.86       $ 20.23    $ 22.72


TOTAL RETURN B, C                                        27.79%       2.00%      38.75%     (3.02)%       (1.51)%    26.98%


RATIOS AND SUPPLEMENTAL DATA


NET ASSETS, END OF PERIOD (000 OMITTED)                 $ 21,792     $ 20,406   $ 23,428   $ 17,583      $ 18,850   $ 20,707


RATIO OF EXPENSES TO AVERAGE NET ASSETS                  .77% A       .82%       1.04%      1.14% A       1.15%      .89% D


RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER            .76% A, F    .81% F     1.03% F    1.11% A, F    1.14% F    .89%

EXPENSE REDUCTIONS


RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS     .18% A       1.16%      2.47%      2.65% A       2.60%      2.74%


PORTFOLIO TURNOVER                                       61% A        151%       142%       228% A        159%       183%


AVERAGE COMMISSION RATE G                               $ .0382      $ .0409



A ANNUALIZED B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS). C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D INCLUDES REIMBURSEMENT OF $.03 PER SHARE FOR ADJUSTMENTS TO PRIOR PERIOD'S FEES. E NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD. F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS). G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      ELEVEN MONTHS   YEARS ENDED
      ENDED           DECEMBER 31,
      NOVEMBER 30,

      1997            1996           1995 E


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                           $ 22.57       $ 24.80    $ 22.35

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS)                                   (.05) D       .29 D      .55

 NET REALIZED AND UNREALIZED GAIN (LOSS)                        5.98          .17        3.00

 TOTAL FROM INVESTMENT OPERATIONS                               5.93          .46        3.55

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                     -             (.34)      (.55)

 FROM NET REALIZED GAIN                                         (.87)         (2.35)     (.55)

 TOTAL DISTRIBUTIONS                                            (.87)         (2.69)     (1.10)

NET ASSET VALUE, END OF PERIOD                                 $ 27.63       $ 22.57    $ 24.80

TOTAL RETURN B, C                                               27.16%        1.99%      15.96%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                        $ 5,564       $ 41,832   $ 20,429

RATIO OF EXPENSES TO AVERAGE NET ASSETS                         1.06% A       .78%       .97% A

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER                   1.05% A, F    .76%       .96% A,
EXPENSE REDUCTIONS                                                           F          F

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS     (.21)% A      1.21%      2.55% A

PORTFOLIO TURNOVER                                              61% A         151%       142%

AVERAGE COMMISSION RATE G                                      $ .0382       $ .0409


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO DECEMBER 31, 1995.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended November 30, 1997




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Strategic Opportunities Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, Initial Class, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. At a special meeting of the shareholders of the fund held on June 18, 1997, shareholders approved an Agreement and Plan of Reorganization, providing for the reorganization of the fund into Fidelity Advisor Series I, effective on or about February 28, 1998. Effective November 30, 1997, the Board of Trustees approved a change in the fiscal year-end of the fund to November 30. Accordingly, the financial statements of the fund are presented for the eleven-month period ended November 30, 1997. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
FOREIGN CURRENCY TRANSLATION - CONTINUED
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for non-taxable dividends, net operating losses and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
INTERFUND LENDING PROGRAM. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating funds.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $334,925,259 and $506,725,835, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to
 .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus).20% of the fund's average net assets over the performance period) based on the investment performance of the lowest performing class as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annualized rate of .40% of average net assets after the performance adjustment. Effective July 1, 1997 the fund's performance adjustment is based on the asset weighted average return of all classes as compared to the appropriate index over a specific period of time. DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares, except for the Initial Class (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .25%

CLASS T     .50%

CLASS B     1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO       DEALERS'
           FDC           PORTION

CLASS A    $ 2,516       $ 2,516

CLASS T     2,266,860     2,266,860

CLASS B     911,985       227,996

           $ 3,181,361   $ 2,497,372

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED DISTRIBUTION AND SERVICE PLAN - CONTINUED
Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares (5.25% prior to August 1, 1997), and 3.50% for selling Class T and Initial Class shares of the fund, respectively. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase (five years prior to January 2, 1997). Contingent deferred sales charges are based on declining rates ranging from 5% to 1% (4% to 1% prior to January 2, 1997) for Class B, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities dealers, banks, and other financial institutions:
                 PAID TO     DEALERS'
                 FDC         PORTION

CLASS A          $ 28,462    $ 18,526

CLASS T           187,128     134,072

CLASS B           304,658     0
                             *

INITIAL CLASS     0           0

                 $ 520,248   $ 152,598

* WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS THROUGH WHICH
  THE SALES ARE MADE.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES. Each class of the fund has entered into a separate transfer, dividend disbursing, and shareholder servicing agent (collectively referred to as the Transfer Agents) contract with respect to its shares. The Transfer Agents receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to each transfer agent:
                        TRANSFER    AMOUNT        % OF
                        AGENT                     AVERAGE
                                                  NET ASSETS

CLASS A                             $ 3,601       .36 ***
                        FIIOC   *

CLASS T**               FIIOC   *    994,298      .22 ***

CLASS B                 FIIOC   *    227,544      .25 ***

INITIAL CLASS           FSC    *     35,140       .19 ***

INSTITUTIONAL CLASS     FIIOC  *     12,727       .23 ***

                                    $ 1,273,310

* FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY, INC. (FIIOC) AND FIDELITY SERVICE CO., INC. (FSC), AFFILIATES OF FMR.
** PRIOR TO JANUARY 1, 1997 STATE STREET BANK AND TRUST COMPANY WAS THE TRANSFER AGENT FOR THE FUND'S CLASS T SHARES. STATE STREET, HOWEVER, HAD DELEGATED
 CERTAIN TRANSFER, DIVIDEND DISBURSING, AND SHAREHOLDER SERVICES TO FIIOC FOR WHICH FIIOC RECEIVED ITS ALLOCABLE SHARE OF ALL SUCH FEES. *** ANNUALIZED
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $170,790 for the period.
5. INTERFUND LENDING PROGRAM.
The fund participated in the interfund lending program as a borrower. The maximum loan and the average daily loan balances during the period for which loans were outstanding amounted to $36,999,000 and $35,384,000, respectively. The weighted average interest rate was 5.42%.
6. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rate of average net assets for the following class:
           FMR           REIMBURSEMENT
           EXPENSE
           LIMITATIONS

CLASS A    1.75%         $ 13,115

FMR also voluntarily agreed to reimburse certain transfer agent, registration and other class specific expenses for Class A. For the period, the reimbursement reduced these expenses by $9,245.
FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $47,917 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and each class' transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $8,704 under the custodian arrangement , and each applicable class' expenses were reduced as follows under the transfer agent arrangements:
                 TRANSFER
                 AGENT
                 INTEREST CREDITS

INITIAL CLASS    $ 352

7. BENEFICIAL INTEREST.
At the end of the period, one shareholder was record owner of approximately 10% of the total outstanding shares of the fund.
8. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                              ELEVEN MONTHS   YEAR ENDED
                              ENDED           DECEMBER 31,
                              NOVEMBER 30,

                              1997            1996 A

CLASS A

FROM NET INVESTMENT INCOME    $ -             $ 9,050

FROM NET REALIZED GAIN         23,625          47,453

TOTAL                         $ 23,625        $ 56,503

CLASS T

FROM NET INVESTMENT INCOME    $ -             $ 4,356,302

FROM NET REALIZED GAIN         18,646,131      54,934,732

TOTAL                         $ 18,646,131    $ 59,291,034

CLASS B

FROM NET INVESTMENT INCOME    $ -             $ 291,486

FROM NET REALIZED GAIN         3,715,981       9,460,141

TOTAL                         $ 3,715,981     $ 9,751,627

INITIAL CLASS

FROM NET INVESTMENT INCOME    $ -             $ 263,298

FROM NET REALIZED GAIN         742,870         1,978,165

TOTAL                         $ 742,870       $ 2,241,463

INSTITUTIONAL CLASS

FROM NET INVESTMENT INCOME    $ -             $ 581,296

FROM NET REALIZED GAIN         178,091         3,692,877

TOTAL                         $ 178,091       $ 4,274,173

                              $ 23,306,698    $ 75,614,800

A DISTRIBUTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996
(COMMENCEMENT OF SALE OF SHARES) TO DECEMBER 31, 1996.
9. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                 SHARES                          DOLLARS

                                 ELEVEN MONTHS    YEAR ENDED     ELEVEN MONTHS     YEAR ENDED
                                 ENDED            DECEMBER 31,   ENDED             DECEMBER 31,
                                 NOVEMBER 30,                    NOVEMBER 30,

                                 1997             1996 A         1997              1996 A



CLASS A                           76,361           26,335        $ 2,031,528       $ 633,035
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     1,056            2,536          23,641            56,498

SHARES REDEEMED                   (21,820)         (531)          (573,832)         (12,990)

NET INCREASE (DECREASE)           55,597           28,340        $ 1,481,337       $ 676,543

CLASS T                           4,958,455        7,239,477     $ 130,988,939     $ 173,637,131
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     703,010          2,215,089      15,866,760        50,421,264

SHARES REDEEMED                   (11,331,592)     (9,664,112)    (272,275,129)     (231,598,779)

NET INCREASE (DECREASE)           (5,670,127)      (209,546)     $ (125,419,430)   $ (7,540,384)

CLASS B                           688,069          1,826,263     $ 17,176,282      $ 43,251,259
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     155,073          422,830        3,443,078         9,473,517

SHARES REDEEMED                   (1,224,149)      (1,407,472)    (28,636,853)      (33,157,193)

NET INCREASE (DECREASE)           (381,007)        841,621       $ (8,017,493)     $ 19,567,583

INITIAL CLASS                     11,023           7,958         $ 294,010         $ 193,575
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     29,056           86,899         663,041           1,996,834

SHARES REDEEMED                   (157,998)        (137,073)      (3,820,330)       (3,325,386)

NET INCREASE (DECREASE)           (117,919)        (42,216)      $ (2,863,279)     $ (1,134,977)

INSTITUTIONAL CLASS               875,537          1,132,115     $ 23,872,028      $ 27,291,041
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     6,165            182,073        138,401           4,097,341

SHARES REDEEMED                   (2,533,710)      (284,588)      (61,384,219)      (6,785,910)

NET INCREASE (DECREASE)           (1,652,008)      1,029,600     $ (37,373,790)    $ 24,602,472


A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO DECEMBER 31, 1996.
10. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ 25,843

CLASS T                 19,228

CLASS B                 14,180

INITIAL CLASS           12,035

INSTITUTIONAL CLASS     17,566

                       $ 88,852

11. TRANSACTIONS WITH AFFILIATED COMPANIES.
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES
 PURCHASE SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
AFC Cable Systems, Inc.  $ - $ 867,000 $ - $ 20,975,344
Alliance Pharmaceutical Corp.   4,106,254  -  -  19,340,125
Big Dog Holdings, Inc.   96,875  -  -  6,499,763
Deckers Outdoor Corp.   10,150  -  -  4,961,731
Freds, Inc. Class A   -  406,250  88,545  13,237,350
Harveys Casino Resorts   1,508,745  92,880  156,845  16,436,450
Herley Industries, Inc.   -  380,625  -  2,895,241
I-Stat Corp.   1,246,197  377,754  -  -
Just Toys, Inc.   -  -  -  269,769
Maxwell Shoe Co., Inc. Class A   -  -  -  10,338,650
MicroProse, Inc.   1,084,327  -  -  9,806,375
Midway Games, Inc.   166,070  -  -  -
Morton's Restaurant Group, Inc.   -  152,500  -  9,108,000
Movado Group, Inc.   -  -  -  -
People's Choice TV Corp.   -  -  -  1,529,269
Performance Technologies, Inc.   1,859,000  -  -  7,318,500
Reno Air, Inc.   -  -  -  5,491,950
Silicon Gaming, Inc.   3,099,601  -  -  10,465,000
Whole Foods Market, Inc.   538,125  695,000  -  69,055,638
TOTALS  $ 13,715,344 $ 2,972,009 $ 245,390 $207,729,155
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series VIII and the Shareholders of Fidelity Advisor Strategic Opportunities Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Series VIII: Fidelity Advisor Strategic Opportunities Fund, including the schedule of portfolio investments, as of November 30, 1997, and the related statement of operations for the eleven month period then ended, the statement of changes in net assets for the eleven month period then ended and the year ended December 31, 1996 and the financial highlights of Class A, Class T, Class B, Initial Class, and Institutional Class for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Series VIII: Fidelity Advisor Strategic Opportunities Fund as of November 30, 1997, the results of its operations for the eleven month period then ended, the changes in its net assets for the eleven month period then ended and the year ended December 31, 1996, and the financial highlights of Class A, Class T, Class B, Initial Class, and Institutional Class for each of the periods indicated therein, in conformity with generally accepted accounting principles.
/s/ COOPERS & LYBRAND L.L.P.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
January 15, 1998
DISTRIBUTIONS


The Board of Trustees of Fidelity Advisor Strategic Opportunities Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities:
 PAY DATE RECORD DATE CAPITAL GAINS
Class A 12/22/97 12/19/97 $2.24
 1/5/98 1/2/98 $.15
Class T 12/22/97 12/19/97 $2.17
 1/5/98 1/2/98 $.15
Class B 12/22/97 12/19/97 $2.05
 1/5/98 1/2/98 $.15
A total of 31%, 24%, and 28% of the dividends distributed by Class A, Class T, and Class B, respectively, during the fiscal year qualifies for the dividends-received deduction for corporate shareholders.
The fund will notify shareholders in January 1998 of the applicable percentage for use in preparing 1997 income tax returns.


INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Abigail Johnson, Vice President
Harris Leviton, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor International
Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuant
Growth Fund
SM
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)

(2_FIDELITY_LOGOS)FIDELITY ADVISOR

STRATEGIC OPPORTUNITIES
FUND - INITIAL CLASS
ANNUAL REPORT
NOVEMBER 30, 1997
CONTENTS


PRESIDENT'S MESSAGE      3    NED JOHNSON ON STOCK MARKET STRATEGIES.

PERFORMANCE              4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK                6    THE MANAGER'S REVIEW OF FUND
                              PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES       9    A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                              INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS              10   A COMPLETE LIST OF THE FUND'S INVESTMENTS
                              WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS     19   STATEMENTS OF ASSETS AND LIABILITIES,
                              OPERATIONS, AND CHANGES IN NET ASSETS,
                              AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                    28   NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT    38   THE AUDITORS' OPINION.
ACCOUNTANTS

DISTRIBUTIONS            39

NOTE TO SHAREHOLDERS: The fiscal year end for Fidelity Advisor
Strategic Opportunities Fund recently changed from December 31 to
November 30. This change was made in order to align the fund's fiscal year end more closely with other similar Fidelity Advisor funds.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Although financial turmoil in Pacific Basin countries was a catalyst for significant volatility in U.S. markets in late October and into November, the Standard & Poor's 500 Index has risen more than 31% year-to-date, almost three times its historical annual average. Meanwhile, bond markets - primarily influenced by a relatively steady flow of positive news on the inflation front - continued to post solid returns through the first 11 months of 1997.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR STRATEGIC OPPORTUNITIES FUND - INITIAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the changes in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the past five and 10 year total returns would have been lower.
CUMULATIVE TOTAL RETURNS

PERIODS ENDED NOVEMBER 30, 1997                         PAST 1   PAST 5    PAST 10
                                                        YEAR     YEARS     YEARS

ADVISOR STRATEGIC OPPORTUNITIES - INITIAL CLASS         27.65%   108.67%   348.76%

ADVISOR STRATEGIC OPPORTUNITIES - INITIAL CLASS         23.18%   101.37%   333.05%
 (INCL. MAX. 3.50% SALES CHARGE)

S&P 500 (REGISTERED TRADEMARK)                          28.51%   150.41%   456.23%

CAPITAL APPRECIATION FUNDS AVERAGE                      18.03%   108.72%   343.91%


CUMULATIVE TOTAL RETURNS show Initial Class' performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be
$1,050. You can compare Initial Class' returns to those of the
Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Initial Class' performance stacked up against its peers, you can compare it to the capital appreciation funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 213 mutual funds.
These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997                    PAST 1   PAST 5   PAST 10
                                                   YEAR     YEARS    YEARS

ADVISOR STRATEGIC OPPORTUNITIES - INITIAL CLASS    27.65%   15.85%   16.20%

ADVISOR STRATEGIC OPPORTUNITIES - INITIAL CLASS    23.18%   15.03%   15.79%
 (INCL. MAX. 3.50% SALES CHARGE)

S&P 500                                            28.51%   20.15%   18.69%

CAPITAL APPRECIATION FUNDS AVERAGE                 18.03%   15.34%   15.15%

AVERAGE ANNUAL TOTAL RETURNS take the Initial Class' cumulative return and show you what would have happened if Initial Class had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19971130 19971217 131702 S00000000000001
             FA Strategic Opp -Initial   S&P 500
             00014                       SP001
  1987/11/30       9650.00                    10000.00
  1987/12/31       9871.72                    10761.00
  1988/01/31      10654.83                    11214.04
  1988/02/29      11008.74                    11736.61
  1988/03/31      10812.96                    11373.95
  1988/04/30      10880.73                    11500.20
  1988/05/31      11068.98                    11600.25
  1988/06/30      11829.50                    12132.71
  1988/07/31      11761.73                    12086.60
  1988/08/31      11407.82                    11675.66
  1988/09/30      11784.32                    12173.04
  1988/10/31      11995.15                    12511.45
  1988/11/30      12062.92                    12332.54
  1988/12/31      12113.31                    12548.36
  1989/01/31      12840.58                    13466.90
  1989/02/28      12785.84                    13131.57
  1989/03/31      13051.72                    13437.54
  1989/04/30      13544.39                    14134.94
  1989/05/31      14162.17                    14707.41
  1989/06/30      14279.48                    14623.58
  1989/07/31      15256.99                    15944.09
  1989/08/31      15444.67                    16256.59
  1989/09/30      15460.31                    16189.94
  1989/10/31      15210.07                    15814.33
  1989/11/30      15632.35                    16136.94
  1989/12/31      16108.34                    16524.23
  1990/01/31      15063.08                    15415.45
  1990/02/28      15152.21                    15614.31
  1990/03/31      15168.42                    16028.09
  1990/04/30      14552.61                    15627.39
  1990/05/31      15030.67                    17151.06
  1990/06/30      15176.52                    17034.43
  1990/07/31      15233.24                    16979.92
  1990/08/31      14179.88                    15444.94
  1990/09/30      14074.54                    14692.77
  1990/10/31      14074.54                    14629.59
  1990/11/30      14698.46                    15574.66
  1990/12/31      15046.10                    16009.20
  1991/01/31      15547.07                    16707.20
  1991/02/28      16472.59                    17901.76
  1991/03/31      16999.03                    18334.98
  1991/04/30      17236.78                    18378.99
  1991/05/31      17856.63                    19172.96
  1991/06/30      17304.71                    18294.84
  1991/07/31      17831.16                    19147.38
  1991/08/31      18221.74                    19601.17
  1991/09/30      18298.16                    19273.83
  1991/10/31      17941.54                    19532.10
  1991/11/30      17516.99                    18744.96
  1991/12/31      18610.61                    20889.38
  1992/01/31      18650.65                    20500.84
  1992/02/29      19021.06                    20767.35
  1992/03/31      18550.54                    20362.38
  1992/04/30      18910.94                    20961.04
  1992/05/31      19531.63                    21063.75
  1992/06/30      19541.64                    20749.90
  1992/07/31      20142.30                    21598.57
  1992/08/31      19811.94                    21155.80
  1992/09/30      19741.86                    21405.44
  1992/10/31      19902.04                    21480.36
  1992/11/30      20752.98                    22212.84
  1992/12/31      21118.32                    22486.05
  1993/01/31      21515.53                    22674.94
  1993/02/28      22133.42                    22983.32
  1993/03/31      22839.57                    23468.26
  1993/04/30      22398.22                    22900.33
  1993/05/31      22938.87                    23514.06
  1993/06/30      23148.51                    23582.25
  1993/07/31      23656.05                    23487.92
  1993/08/31      25145.59                    24378.11
  1993/09/30      25068.36                    24190.40
  1993/10/31      25873.81                    24691.14
  1993/11/30      24792.52                    24456.58
  1993/12/31      25568.38                    24752.50
  1994/01/31      25812.47                    25594.09
  1994/02/28      24921.54                    24900.49
  1994/03/31      23981.80                    23814.83
  1994/04/30      24177.07                    24119.66
  1994/05/31      24250.30                    24515.22
  1994/06/30      24250.30                    23914.60
  1994/07/31      24860.52                    24699.00
  1994/08/31      25019.18                    25711.65
  1994/09/30      24689.66                    25081.72
  1994/10/31      24445.57                    25646.06
  1994/11/30      23701.10                    24712.03
  1994/12/31      23944.20                    25078.51
  1995/01/31      24985.25                    25728.79
  1995/02/28      25645.43                    26731.44
  1995/03/31      25886.65                    27520.29
  1995/04/30      26457.96                    28330.76
  1995/05/31      27168.93                    29463.14
  1995/06/30      28603.55                    30147.57
  1995/07/31      29593.82                    31147.26
  1995/08/31      30444.43                    31225.44
  1995/09/30      31510.87                    32543.16
  1995/10/31      31396.61                    32426.98
  1995/11/30      32259.92                    33850.52
  1995/12/31      33221.55                    34502.48
  1996/01/31      33261.25                    35676.95
  1996/02/29      32605.85                    36007.67
  1996/03/31      31529.31                    36354.43
  1996/04/30      32363.63                    36890.29
  1996/05/31      33332.52                    37841.69
  1996/06/30      33305.61                    37985.87
  1996/07/31      31031.40                    36307.65
  1996/08/31      32215.60                    37073.38
  1996/09/30      33332.52                    39159.87
  1996/10/31      32753.88                    40239.90
  1996/11/30      33924.62                    43281.64
  1996/12/31      33886.84                    42424.23
  1997/01/31      35189.04                    45074.89
  1997/02/28      34733.26                    45428.28
  1997/03/31      32521.14                    43561.63
  1997/04/30      32705.49                    46162.26
  1997/05/31      36976.09                    48972.62
  1997/06/30      38374.03                    51166.59
  1997/07/31      40140.65                    55237.92
  1997/08/31      40801.21                    52143.49
  1997/09/30      45363.69                    54999.39
  1997/10/31      43289.84                    53162.41
  1997/11/28      43305.20                    55623.30
IMATRL PRASUN   SHR__CHT 19971130 19971217 131704 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Strategic Opportunities Fund - Initial Class on November 30, 1987, and the current maximum 3.50% sales charge was paid. As the chart shows, by November 30, 1997, the value of the investment would have grown to $43,305 - a 333.05% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $55,623 - a 456.23% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
The 12 months that ended
November 30, 1997, was a period
that truly tested the U.S. stock
market's resolve. But despite
frequent shifts in sentiment, an
interest-rate hike and global
volatility concerns, U.S. stocks still
managed to perform well. The
Standard & Poor's 500 Index - a
broad gauge of the U.S. stock
market - returned 28.51% during
the period, well above the market's
long-term annual average of
around 11%. In the first half of the
period, large-cap stocks were
responsible for much of the
market's gain, as investors were
drawn to stocks with recognizable
names and consistent
earnings-growth track records.
Consequently, stock prices soared
and enthusiasm was high. The
Federal Reserve Board - in an
attempt to halt inflation before it
appeared - raised a key
short-term interest rate by 0.25% in
March. The market paused briefly,
but then kept rolling as the Dow
Jones Industrial Average reached
the 8,000-point mark for the first
time ever in August. With several
multinational companies
announcing earnings shortfalls in
mid-August, small-cap stocks came
into favor among investors.
During August and September, the
Russell 2000 Index - which
measures small-cap stock
performance - was up 9.78%
while the S&P was down 0.43%.
Volatility in Asian markets in late
October sent skittish investors
running for cover. The Dow slid
554 points in one day, then
snapped back the next, reclaiming
330-plus points. Sensing continued
fallout from this volatility, investors
again became quality-conscious
and large-caps regained their
perch through November.
An interview with Harris Leviton, Portfolio Manager of Advisor Strategic Opportunities Fund
Q. HOW DID THE FUND PERFORM, HARRIS?
A. For the 12 months that ended November 30, 1997, the fund's Initial Class shares had a total return of 27.65%. During the same period, the capital appreciation funds average tracked by Lipper Analytical Services posted a return of 18.03%, while the Standard & Poor's 500 Index returned 28.51%.
Q. WHAT FACTORS HELPED THE FUND OUTPERFORM ITS PEER GROUP?
A. I'd attribute the fund's strong performance to big investments in specific stocks that did well. More than 40% of the fund's holdings were invested in its 10 largest positions at the end of the period, and nine of the top 10 stocks appreciated considerably over the past 12 months. In addition, the environment for small- and mid-capitalization stocks improved dramatically from April through the end of October. Since the majority of the fund's holdings are small- and mid-cap stocks, the favorable environment helped performance.
Q. WHICH INDIVIDUAL HOLDINGS CONTRIBUTED TO THE FUND'S STRONG RETURN?
A. The fund's top two holdings - Whole Foods Market and American Bankers Insurance - were again the fund's strongest contributors. Whole Foods Market, a diversified chain of natural foods supermarkets, benefited as natural foods continued to gain market acceptance. American Bankers Insurance, a specialty property-casualty insurance company, continued to grow earnings by exiting some less profitable lines of business and focusing on its credit-based accident, health and life insurance operations. Another top 10 holding, Sepracor, was a solid performer. I thought the company, which makes improved versions of existing drugs, was trading at a relatively cheap valuation given what it had in its product pipeline. All three of these companies are good examples of "special situation" stocks.
Q. WERE THERE OTHER HOLDINGS THAT PERFORMED PARTICULARLY WELL DURING
THE PERIOD?
A. AFC Cable, Cable Design Technology, General Cable and Essex International - all makers of wire and cable - benefited from the relief of a glut of office space across the country. Companies are filling much of the office space that was built and then left vacant after the savings and loan crisis in the late 1980s. When companies move into or renovate older buildings, they usually need new wire and cable. In addition, consolidation through mergers and acquisitions has caused the number of players in the industry to shrink. Therefore, demand took off at a time when supply was shrinking, which improved pricing for many of these companies.
Q. WERE THERE ANY DISAPPOINTMENTS DURING THE PERIOD?
A. Alliance Pharmaceutical, a biotech company that has several drugs in late-stage clinical trials, was the only stock in the top 10 that didn't appreciate during the period. Unfortunately, the stock didn't take off as soon as I would have hoped, but I continued to believe that the company had strong growth potential at the end of the period. In addition, the casino-gaming sector was disappointing because business in Las Vegas has slowed down over the past year. A lot of companies are adding capacity and, in the past when you added capacity, business improved because there were more attractions. That hasn't happened this time around. Instead, there just has been too much capacity in Las Vegas and the stocks underperformed. I scaled back the fund's exposure to Las Vegas casino stocks during the period.
Q. WHAT'S YOUR OUTLOOK?
A. Fear, panic and euphoria drove the stock market over the past six months, but what's interesting is that the market hasn't moved much since July. I think the economic difficulties in Southeast Asia will continue to cause some panic selling, and the appreciation of the dollar versus those currencies in that region may hurt U.S. export-oriented companies. I expect slower earnings growth for most U.S. companies. In addition, excessive stock valuations have been created as the stock market, on average, has risen more than 20% a year over the past several years. This means that many stocks became overvalued during the bull run and some of these valuations need to be corrected. Most of all, I think we'll see a "sorting out" period, when the stock market will move up and down as investors try to make sense of everything that's happened in the past six months.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

HARRIS LEVITON ON THE EFFECTS
OF THE FINANCIAL CRISIS IN
SOUTHEAST ASIA:
"I think it's too early to tell what
the final impact of the Southeast
Asian problems will be. What's
amazing to me is how investors in
the stock market have fled to
`safety' by buying large-cap stocks
again, when, in fact, many of the
larger-cap companies are the
biggest exporters and are the most
exposed to currency devaluations.
"In the meantime, investors -
whether they are doing so because
they are afraid or just because they
are risk-averse - are dumping a
lot of small- or mid-cap stocks. And
right now, I think the smaller-cap
companies have the strongest
earnings growth potential. This
panic-selling slightly hurt the fund
at the end of the period because
small-cap stocks had been
dramatically outperforming the
broader market since July, and
these events shut that run down.
However, from my point of view, all
of these events actually have
created a good environment for
finding opportunities among
undervalued, smaller-cap stocks."
FUND FACTS
GOAL: seeks capital
appreciation by investing
primarily in securities of
companies believed by
Fidelity to involve a "special
situation"
START DATE: December 31, 1983
SIZE: as of November 30, 1997,
more than $668 million
MANAGER: Harris Leviton, since
1996; joined Fidelity in 1986
(checkmark)
INVESTMENT CHANGES


TOP TEN STOCKS AS OF NOVEMBER 30, 1997

                                         % OF FUND'S    % OF FUND'S INVESTMENTS
                                         INVESTMENTS    IN THESE STOCKS
                                                        AS OF
                                                        JUNE 30, 1997

WHOLE FOODS MARKET, INC.                 10.3           8.5

AMERICAN BANKERS INSURANCE GROUP, INC.   8.9            7.9

SEPRACOR, INC.                           5.9            4.4

CABLE DESIGN TECHNOLOGY CORP.            3.4            2.8

AFC CABLE SYSTEMS, INC.                  3.1            2.8

ALLIANCE PHARMACEUTICAL CORP.            2.9            0.6

NINTENDO CO. LTD. ORD.                   2.6            3.8

HARVEYS CASINO RESORTS                   2.5            2.4

COMPUSA, INC.                            2.3            1.5

CYGNUS, INC.                             2.0            1.2

TOP FIVE MARKET SECTORS AS OF NOVEMBER 30, 1997
                     % OF FUND'S    % OF FUND'S INVESTMENTS
                     INVESTMENTS    IN THESE MARKET SECTORS
                                    AS OF
                                    JUNE 30, 1997

HEALTH               16.7           9.9

MEDIA & LEISURE      13.7           13.8

RETAIL & WHOLESALE   13.7           13.1

TECHNOLOGY           12.8           12.4

BASIC INDUSTRIES     12.4           11.5

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF NOVEMBER 30, 1997 * AS OF JUNE 30, 1997 **
ROW: 1, COL: 1, VALUE: 2.4
ROW: 1, COL: 2, VALUE: 1.7
ROW: 1, COL: 3, VALUE: 95.90000000000001
STOCKS 91.4%
BONDS 0.7%
SHORT-TERM
INVESTMENTS 7.9%
FOREIGN
INVESTMENTS 10.8%
STOCKS 97.9%
BONDS 0.7%
SHORT-TERM
INVESTMENTS 1.4%
FOREIGN
INVESTMENTS 9.1%
ROW: 1, COL: 1, VALUE: 7.9
ROW: 1, COL: 2, VALUE: 1.7
ROW: 1, COL: 3, VALUE: 90.40000000000001
*
**
INVESTMENTS NOVEMBER 30, 1997

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


COMMON STOCKS - 97.1%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 0.7%
AEROSPACE & DEFENSE - 0.1%
Orbital Sciences Corp. (a)  40,500 $ 1,037,801
DEFENSE ELECTRONICS - 0.6%
Anaren Microwave, Inc. (a)  50,000  1,000,000
Herley Industries, Inc. (a)(c)  208,666  2,895,241
  3,895,241
TOTAL AEROSPACE & DEFENSE   4,933,042
BASIC INDUSTRIES - 12.4%
CHEMICALS & PLASTICS - 0.1%
Ivex Packaging Corp.   33,100  662,000
IRON & STEEL - 1.7%
Cold Metal Products, Inc. (a)  179,900  1,079,400
Dofasco, Inc.   100,000  1,551,912
Quanex Corp.   250,200  7,443,450
Steel Dynamics, Inc.  49,900  923,150
  10,997,912
METALS & MINING - 10.0%
AFC Cable Systems, Inc. (a)(c)  784,125  20,975,344
Alumax, Inc. (a)  216,500  6,806,219
Brush Wellman, Inc.   117,500  2,790,625
Cable Design Technology Corp. (a)  569,700  23,072,850
Essex International, Inc.   108,900  3,518,831
General Cable Corp.   240,000  8,190,000
Nanophase Technologies Corp.   100,000  806,250
Ryerson Tull, Inc. Class A (a)  72,000  1,066,500
  67,226,619
PAPER & FOREST PRODUCTS - 0.6%
Mercer International, Inc. (SBI)  407,900  3,926,038
TOTAL BASIC INDUSTRIES   82,812,569
CONSTRUCTION & REAL ESTATE - 2.4%
BUILDING MATERIALS - 0.0%
Rock of Ages Corp. Class A (a)  800  14,800
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
CONSTRUCTION & REAL ESTATE - CONTINUED
CONSTRUCTION - 0.8%
Beazer Homes USA, Inc. (a)  152,200 $ 2,701,550
Jacobs Engineering Group, Inc. (a)  65,400  1,729,013
Lennar Corp.   58,000  1,210,750
  5,641,313
ENGINEERING - 0.6%
Fluor Corp.   30,900  1,110,469
Foster Wheeler Corp.   63,100  1,944,269
Market Facts, Inc. (a)  50,000  881,250
  3,935,988
REAL ESTATE INVESTMENT TRUSTS - 1.0%
Glenborough Realty Trust, Inc. (REIT)  139,800  3,774,600
Jameson Co.   170,000  1,965,625
Tanger Factory Outlet Centers, Inc.   25,700  743,694
  6,483,919
TOTAL CONSTRUCTION & REAL ESTATE   16,076,020
DURABLES - 5.2%
AUTOS, TIRES, & ACCESSORIES - 0.2%
ESCO Electronics Corp. (trust receipt) (a)  81,400  1,332,925
CONSUMER DURABLES - 0.1%
Mikasa, Inc.   51,800  689,588
CONSUMER ELECTRONICS - 0.9%
Movado Group, Inc.   347,500  6,341,875
HOME FURNISHINGS - 1.4%
Bombay Company, Inc. (The) (a)  25,000  129,688
Maxim Group, Inc. (a)  601,400  9,246,525
  9,376,213
TEXTILES & APPAREL - 2.6%
Deckers Outdoor Corp. (a)(c)  596,900  4,961,731
Galey & Lord, Inc. (a)  115,800  2,084,400
Maxwell Shoe Co., Inc. Class A (a)(c)  758,800  10,338,650
  17,384,781
TOTAL DURABLES   35,125,382
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
ENERGY - 1.0%
OIL & GAS - 1.0%
Cabot Oil & Gas Corp. Class A  81,800 $ 1,697,350
Enserch Exploration, Inc. (a)  50,000  418,750
Rio Alto Exploration Ltd. (a)  180,000  1,422,001
Ulster Petroleums Ltd. (a)  100,000  888,312
Valero Energy Corp.   68,900  2,161,738
  6,588,151
FINANCE - 9.9%
BANKS - 0.3%
Long Term Credit Bank of Japan Ltd. (The)  1,200,000  2,018,542
INSURANCE - 9.6%
American Bankers Insurance Group, Inc.   1,479,600  59,923,800
Amerus Life Holdings, Inc.   132,900  4,319,250
  64,243,050
TOTAL FINANCE   66,261,592
HEALTH - 16.7%
DRUGS & PHARMACEUTICALS - 10.1%
Alliance Pharmaceutical Corp. (a)(c)  1,996,400  19,340,125
Aviron  154,300  3,356,025
COR Therapeutics, Inc. (a)  53,300  1,212,575
NBTY, Inc. (a)  118,000  2,566,500
QLT Phototherapeutics, Inc. (a)  130,000  1,620,379
Sepracor, Inc. (a)  1,069,700  39,445,188
  67,540,792
MEDICAL EQUIPMENT & SUPPLIES - 5.1%
Conmed Corp. (a)  30,000  712,500
Cygnus, Inc. (a)  596,950  13,431,375
Gargoyles, Inc. (a)  181,700  840,363
Hemasure, Inc. (a)  359,000  370,219
I-Stat Corp. (a)  654,700  12,111,950
InControl, Inc. (a)  69,900  554,831
Oakley, Inc. (a)  370,000  3,468,750
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
HEALTH - CONTINUED
MEDICAL EQUIPMENT & SUPPLIES - CONTINUED
Physiometrix, Inc. (a)  165,000 $ 433,125
Resound Corp. (a)  285,000  1,745,625
Sulzer Medica AG (Reg.) (a)  1,200  282,640
  33,951,378
MEDICAL FACILITIES MANAGEMENT - 1.5%
Columbia/HCA Healthcare Corp.   290,600  8,572,700
NovaCare, Inc. (a)  120,200  1,487,475
  10,060,175
TOTAL HEALTH   111,552,345
INDUSTRIAL MACHINERY & EQUIPMENT - 4.3%
ELECTRICAL EQUIPMENT - 0.6%
Alcatel Alsthom Compagnie Generale d'Electricite SA
sponsored ADR  129,900  3,215,025
Titan Corp. (a)  74,000  476,375
  3,691,400
INDUSTRIAL MACHINERY & EQUIPMENT - 3.7%
Columbus McKinnon Corp.  257,600  6,021,400
Gasonics International Corp. (a)  90,900  1,204,425
Mettler-Toledo International, Inc.   100,000  1,787,500
Regal-Beloit Corp.   107,300  2,917,219
Sulzer AG (Reg.)  12,000  7,924,012
T B Wood's Corp.   164,000  3,013,500
THK Co. Ltd.   182,800  2,145,288
  25,013,344
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   28,704,744
MEDIA & LEISURE - 13.5%
BROADCASTING - 0.9%
Advanced Communication Systems, Inc.   30,000  303,750
American Telecasting, Inc. (a)  510,000  701,250
Ascent Entertainment Group, Inc. (a)  74,500  810,188
CAI Wireless Systems, Inc. (a)  1,125,615  1,477,370
Heartland Wireless Communications, Inc. (a)  429,167  831,511
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
MEDIA & LEISURE - CONTINUED
BROADCASTING - CONTINUED
People's Choice TV Corp. (a)(c)  679,675 $ 1,529,269
Wireless One, Inc. (a)  227,600  569,000
  6,222,338
ENTERTAINMENT - 3.0%
Film Roman, Inc. (a)  55,000  103,125
Harveys Casino Resorts (c)  829,600  16,436,450
MGM Grand, Inc. (a)  81,200  3,176,950
Viacom, Inc. Class B (non-vtg.) (a)  10,000  350,000
  20,066,525
LEISURE DURABLES & TOYS - 4.4%
Just Toys, Inc. (a)(c)  253,900  269,769
Nintendo Co. Ltd. Ord.   168,900  17,443,023
RockShox, Inc. (a)  145,000  1,223,438
Silicon Gaming, Inc. (a)(c)  805,000  10,465,000
  29,401,230
LODGING & GAMING - 2.4%
Circus Circus Enterprises, Inc. (a)  364,300  7,513,688
WMS Industries, Inc. (a)  379,100  8,814,075
  16,327,763
PUBLISHING - 0.1%
CMP Media, Inc. Class A  20,000  377,500
RESTAURANTS - 2.7%
Foodmaker, Inc. (a)  250,000  3,875,000
Il Fornaio America Corp.   77,700  1,116,938
Morton's Restaurant Group, Inc. (a)(c)  404,800  9,108,000
NPC International, Inc. (a)  12,600  167,738
Star Buffet, Inc.   1,500  19,594
Wendy's International, Inc.   190,400  3,998,400
  18,285,670
TOTAL MEDIA & LEISURE   90,681,026
NONDURABLES - 2.6%
AGRICULTURE - 1.5%
Saskatchewan Wheat Pool:
Class B (non-vtg.)  478,300  7,725,080
 Class B (b)  158,000  2,551,877
  10,276,957
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
NONDURABLES - CONTINUED
FOODS - 0.0%
Tomkins PLC Ord.   3,425 $ 17,398
HOUSEHOLD PRODUCTS - 1.1%
Church & Dwight Co., Inc.   251,800  7,396,625
TOTAL NONDURABLES   17,690,980
PRECIOUS METALS - 1.2%
Getchell Gold Corp. (a)  69,500  1,824,375
Newmont Mining Corp.   200,000  6,012,500
  7,836,875
RETAIL & WHOLESALE - 13.7%
APPAREL STORES - 1.0%
Big Dog Holdings, Inc. (c)  675,300  6,499,763
GENERAL MERCHANDISE STORES - 2.4%
BJ's Wholesale Club, Inc.   94,500  2,752,313
Freds, Inc. Class A (c)  540,300  13,237,350
  15,989,663
GROCERY STORES - 10.3%
Whole Foods Market, Inc. (a)(c)  1,505,300  69,055,638
TOTAL RETAIL & WHOLESALE   91,545,064
SERVICES - 0.0%
CorporateFamily Solutions, Inc.   300  5,025
Hagler Bailly, Inc.   400  8,075
  13,100
TECHNOLOGY - 12.5%
COMMUNICATIONS EQUIPMENT - 0.0%
Positron Fiber Systems Corp. Class A  9,700  67,294
Securacom, Inc.   400  4,150
  71,444
COMPUTER SERVICES & SOFTWARE - 9.2%
Activision, Inc. (a)  145,000  2,320,000
BancTec, Inc. (a)  270,000  6,682,500
Broderbund Software, Inc. (a)  318,400  9,253,500
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TECHNOLOGY - CONTINUED
COMPUTER SERVICES & SOFTWARE - CONTINUED
CompUSA, Inc. (a)  427,200 $ 15,619,500
Egghead, Inc. (a)  10,000  72,500
Eidos PLC sponsored ADR  236,500  2,690,188
GT Interactive Software, Inc. (a)  213,100  1,744,756
MicroProse, Inc. (a)(c)  2,064,500  9,806,375
Midway Games, Inc. (a)  291,300  5,862,413
Sybase, Inc. (a)  561,700  7,863,800
  61,915,532
COMPUTERS & OFFICE EQUIPMENT - 1.3%
Performance Technologies, Inc. (a)(c)  492,000  7,318,500
Silicon Graphics, Inc. (a)  80,000  1,050,000
  8,368,500
ELECTRONIC INSTRUMENTS - 0.7%
Aeroflex, Inc. (a)  110,000  941,875
Optical Coating Laboratory, Inc.   10,000  150,625
ORBIT/FR, Inc.   105,400  1,791,800
Tech-Sym Corp. (a)  58,400  1,770,250
  4,654,550
ELECTRONICS - 1.3%
AVX Corp.  59,700  1,608,169
DII Group, Inc. (a)  30,300  677,963
Maxwell Technologies, Inc. (a)  10,900  291,575
Minebea Co. Ltd.   500,000  5,554,904
Quality Semiconductor, Inc. (a)  145,000  833,750
  8,966,361
TOTAL TECHNOLOGY   83,976,387
TRANSPORTATION - 1.0%
AIR TRANSPORTATION - 0.8%
Reno Air, Inc. (a)(c)  934,800  5,491,950
TRUCKING & FREIGHT - 0.2%
SPACEHAB, Inc. (a)  82,500  866,250
TOTAL TRANSPORTATION   6,358,200
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
UTILITIES - 0.0%
ELECTRIC UTILITY - 0.0%
Niagara Mohawk Power Corp. (a)  14,900 $ 142,481
TOTAL COMMON STOCKS
(Cost $547,397,727)   650,297,958
CONVERTIBLE PREFERRED STOCKS - 0.8%
MEDIA & LEISURE - 0.2%
BROADCASTING - 0.2%
Triathalon Broadcasting Co. $0.945 depositary share DECS  114,080
1,254,880
TRANSPORTATION - 0.6%
AIR TRANSPORTATION - 0.6%
Reno Air, Inc. Series A 9% (b)(c)  170,000  3,825,000
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $5,476,360)   5,079,880
CONVERTIBLE BONDS - 0.7%
 MOODY'S RATINGS PRINCIPAL
 (UNAUDITED) AMOUNT
TECHNOLOGY - 0.3%
ELECTRONICS - 0.3%
Richardson Electronics Ltd.:
8 1/4%, 6/15/06  B3 $ 1,978,000  1,799,980
 7 1/4%, 12/15/06  B3  404,000  331,280
  2,131,260
TRANSPORTATION - 0.4%
TRUCKING & FREIGHT - 0.4%
SPACEHAB, Inc. 8%, 10/15/07 (b)  -  2,500,000  2,487,500
TOTAL CONVERTIBLE BONDS
(Cost $4,560,430)   4,618,760
CASH EQUIVALENTS - 1.4%
 MATURITY VALUE
 AMOUNT (NOTE 1)
Investments in repurchase agreements
(U.S. Treasury obligations), in a joint
trading account at 5.70%, dated
11/28/97 due 12/1/97   $ 9,552,535 $ 9,548,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $566,982,517)  $ 669,544,598
SECURITY TYPE ABBREVIATIONS
DECS - Dividend Enhanced Convertible
  Stock/Debt Exchangeable for
  Common Stock
LEGEND
1. Non-income producing
2. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $8,864,377 or 1.3% of net assets.
3. Affiliated company (see Note 11 of Notes to Financial Statements). INCOME TAX INFORMATION
At November 30, 1997, the aggregate cost of investment securities for income tax purposes was $567,010,715. Net unrealized appreciation aggregated $102,533,883, of which $195,503,620 related to appreciated investment securities and $92,969,737 related to depreciated investment securities.
The fund hereby designates approximately $15,640,000 as a capital gain dividend for the purpose of the dividend paid deduction.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 NOVEMBER 30, 1997

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE                   $ 669,544,598
AGREEMENTS OF $9,548,000) (COST $566,982,517) -
SEE ACCOMPANYING SCHEDULE

CASH                                                                        1,303

RECEIVABLE FOR INVESTMENTS SOLD                                             3,216,333

RECEIVABLE FOR FUND SHARES SOLD                                             527,879

DIVIDENDS RECEIVABLE                                                        380,281

INTEREST RECEIVABLE                                                         109,885

OTHER RECEIVABLES                                                           80,336

 TOTAL ASSETS                                                               673,860,615

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                            $ 3,846,784

PAYABLE FOR FUND SHARES REDEEMED                              872,493

ACCRUED MANAGEMENT FEE                                        236,832

DISTRIBUTION FEES PAYABLE                                     323,100

OTHER PAYABLES AND ACCRUED EXPENSES                           228,075

 TOTAL LIABILITIES                                                          5,507,284

NET ASSETS                                                                 $ 668,353,331

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                            $ 494,493,132

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                       71,304,587
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                   102,555,612
AND ASSETS AND LIABILITIES IN FOREIGN CURRENCIES

NET ASSETS                                                                 $ 668,353,331


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
 NOVEMBER 30, 1997

CALCULATION OF MAXIMUM OFFERING PRICE                            $27.51
CLASS A:
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($2,309,133 (DIVIDED BY) 83,937 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/94.25 OF $27.51)           $29.19

CLASS T:                                                         $27.78
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($529,042,734 (DIVIDED BY) 19,041,196 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/96.50 OF $27.78)           $28.79

CLASS B:                                                         $27.23
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($109,645,790 (DIVIDED BY) 4,026,069 SHARES) A

INITIAL CLASS:                                                   $28.19
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($21,792,121 (DIVIDED BY) 773,093 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/96.50 OF $28.19)           $29.21

INSTITUTIONAL CLASS:                                             $27.63
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE ($5,563,553 (DIVIDED BY) 201,344 SHARES)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

 ELEVEN MONTH PERIOD ENDED NOVEMBER 30, 1997

INVESTMENT INCOME                                                           $ 3,574,213
DIVIDENDS (INCLUDING $245,390 RECEIVED FROM
AFFILIATED ISSUERS)

INTEREST                                                                     1,756,785

 TOTAL INCOME                                                                5,330,998

EXPENSES

MANAGEMENT FEE                                               $ 3,406,031
BASIC FEE

 PERFORMANCE ADJUSTMENT                                       (1,112,763)

TRANSFER AGENT FEES                                           1,273,310

DISTRIBUTION FEES                                             3,181,361

ACCOUNTING FEES AND EXPENSES                                  310,776

NON-INTERESTED TRUSTEES' COMPENSATION                         3,283

CUSTODIAN FEES AND EXPENSES                                   55,908

REGISTRATION FEES                                             88,852

AUDIT                                                         55,388

LEGAL                                                         37,146

INTEREST                                                      16,435

REPORTS TO SHAREHOLDERS                                       172,878

MISCELLANEOUS                                                 3,243

 TOTAL EXPENSES BEFORE REDUCTIONS                             7,491,848

 EXPENSE REDUCTIONS                                           (79,333)       7,412,515

NET INVESTMENT INCOME (LOSS)                                                 (2,081,517)

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES (INCLUDING REALIZED GAIN (LOSS) OF     73,733,616
$3,274,509 ON SALES OF INVESTMENTS IN AFFILIATED ISSUERS)

 FOREIGN CURRENCY TRANSACTIONS                                7,973          73,741,589

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                        70,141,637

 ASSETS AND LIABILITIES IN FOREIGN CURRENCIES                 (5,094)        70,136,543

NET GAIN (LOSS)                                                              143,878,132

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                             $ 141,796,615
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                          ELEVEN MONTH     YEAR ENDED
                                                          PERIOD ENDED     DECEMBER 31,
                                                          NOVEMBER 30,     1996
                                                          1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                $ (2,081,517)    $ 5,065,025
NET INVESTMENT INCOME (LOSS)

 NET REALIZED GAIN (LOSS)                                  73,741,589       101,103,020

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)      70,136,543       (96,084,415)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           141,796,615      10,083,630
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                              -                (5,501,432)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                                    (23,306,698)     (70,113,368)

 TOTAL DISTRIBUTIONS                                       (23,306,698)     (75,614,800)

SHARE TRANSACTIONS - NET INCREASE (DECREASE)               (172,192,655)    36,171,237

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  (53,702,738)     (29,359,933)

NET ASSETS

 BEGINNING OF PERIOD                                       722,056,069      751,416,002

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT    $ 668,353,331    $ 722,056,069
INCOME OF $0 AND $1,667,423, RESPECTIVELY)


FINANCIAL HIGHLIGHTS - CLASS A
      ELEVEN MONTHS   YEAR ENDED
      ENDED           DECEMBER 31,
      NOVEMBER 30,

      1997            1996 F


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                                $ 22.51       $ 23.48

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS)                                        (.13) E       .08 E

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             6.00          1.26

 TOTAL FROM INVESTMENT OPERATIONS                                    5.87          1.34

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                          -             (.37)

 FROM NET REALIZED GAIN                                              (.87)         (1.94)

 TOTAL DISTRIBUTIONS                                                 (.87)         (2.31)

NET ASSET VALUE, END OF PERIOD                                      $ 27.51       $ 22.51

TOTAL RETURN B, C                                                    26.96%        5.80%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 2,309       $ 638

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              1.49% A, G    .99% A,
                                                                                  D

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     1.47% A, H    .97% A,
                                                                                  H

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS          (.59)% A      1.00% A

PORTFOLIO TURNOVER                                                   61% A         151%

AVERAGE COMMISSION RATE I                                           $ .0382       $ .0409


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION.
E NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO DECEMBER 31, 1996.
G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
H FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
I A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.

      ELEVEN MONTHS ENDED    YEARS ENDED           THREE MONTHS ENDED    YEARS ENDED
      NOVEMBER 30,           DECEMBER 31,          DECEMBER 31,          SEPTEMBER 30,

      1997                   1996           1995   1994                  1994            1993





SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD           $ 22.69       $ 24.88     $ 18.70     $ 19.96       $ 22.52     $ 19.53

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS)                   (.07) E       .17 E       .39         .10 E         .39 E       .33

 NET REALIZED AND UNREALIZED GAIN (LOSS)         6.03          .18         6.73        (.75)         (.81)       4.44

 TOTAL FROM INVESTMENT OPERATIONS               5.96          .35         7.12        (.65)         (.42)       4.77

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                      -             (.19)       (.39)       (.35)         (.43)       (.57)

 FROM NET REALIZED GAIN                         (.87)         (2.35)      (.55)       (.26)         (1.71)      (1.21)

 TOTAL DISTRIBUTIONS                            (.87)         (2.54)      (.94)       (.61)         (2.14)      (1.78)

NET ASSET VALUE, END OF PERIOD                  $ 27.78       $ 22.69     $ 24.88     $ 18.70       $ 19.96     $ 22.52

TOTAL RETURN B, C                              27.15%        1.53%       38.16%      (3.26)%       (2.24)%     26.33%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)         $ 529,043     $ 560,645   $ 619,993   $ 375,691     $ 385,349   $ 269,833

RATIO OF EXPENSES TO AVERAGE NET ASSETS         1.24% A       1.28%       1.61%       1.73% A, F    1.85%       1.57%
                                                                                                              D

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER   1.23% A, G    1.27%       1.61%       1.73% A       1.84%       1.57%
EXPENSE REDUCTIONS                                         G                                     G

RATIO OF NET INVESTMENT INCOME (LOSS) TO
AVERAGE NET ASSETS                               (.29)% A      .70%        1.90%       2.03% A       1.89%       2.06%

PORTFOLIO TURNOVER                               61% A         151%        142%        228% A        159%        183%

AVERAGE COMMISSION RATE H                       $ .0382       $ .0409


A ANNUALIZED B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF
NOTES TO FINANCIAL STATEMENTS). C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D INCLUDES REIMBURSEMENT OF $.03 PER SHARE FOR ADJUSTMENTS TO PRIOR PERIOD'S FEES. E NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD
HAVE BEEN HIGHER. G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION
OF THE CLASS' EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
H FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR
SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION
RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - CLASS B
      ELEVEN MONTHS   YEARS ENDED           THREE MONTHS   YEAR ENDED
      ENDED           DECEMBER 31,          ENDED          SEPTEMBER 30,
      NOVEMBER 30,                          DECEMBER 31,

      1997            1996           1995   1994           1994 E


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING       $ 22.36     $ 24.56    $ 18.57    $ 19.98       $ 19.65
OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INVESTMENT INCOME (LOSS)     (.18) D     .04 D      .38        .06 D         .05 D

 NET REALIZED AND                 5.92        .18        6.54       (.74)         .28
 UNREALIZED GAIN (LOSS)

 TOTAL FROM INVESTMENT            5.74        .22        6.92       (.68)         .33
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME       -           (.07)      (.38)      (.47)         -

 FROM NET REALIZED GAIN           (.87)       (2.35)     (.55)      (.26)         -

 TOTAL DISTRIBUTIONS              (.87)       (2.42)     (.93)      (.73)         -

NET ASSET VALUE,                 $ 27.23     $ 22.36    $ 24.56    $ 18.57       $ 19.98
END OF PERIOD

TOTAL RETURN B, C                 26.55%      1.00%      37.35%     (3.41)%       1.68%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD        $ 109,646   $ 98,535   $ 87,566   $ 17,090      $ 8,824
(000 OMITTED)

RATIO OF EXPENSES TO              1.78% A     1.80%      2.11%      2.58% A       2.63% A,
AVERAGE NET ASSETS                                                               F

RATIO OF EXPENSES TO              1.77% A,    1.79% G    2.10% G    2.53% A, G    2.63% A
AVERAGE NET ASSETS AFTER          G
EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT           (.84)% A    .18%       1.40%      1.22% A       1.11% A
INCOME (LOSS) TO AVERAGE
NET ASSETS

PORTFOLIO TURNOVER                61% A       151%       142%       228% A        159%

AVERAGE COMMISSION RATE H        $ .0382     $ .0409


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO SEPTEMBER 30, 1994.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
H FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.

      ELEVEN MONTHS ENDED    YEARS ENDED           THREE MONTHS ENDED    YEARS ENDED
      NOVEMBER 30,           DECEMBER 31,          DECEMBER 31,          SEPTEMBER 30,

      1997                   1996           1995   1994                  1994            1993




SELECTED PER-SHARE DATA


NET ASSET VALUE, BEGINNING OF PERIOD                    $ 22.90      $ 25.10    $ 18.86    $ 20.23       $ 22.72    $ 19.72


INCOME FROM INVESTMENT OPERATIONS


 NET INVESTMENT INCOME                                   .04 E        .28 E      .50        .13 E         .54 E      .45


 NET REALIZED AND UNREALIZED GAIN (LOSS)                 6.12         .19        6.79       (.74)         (.81)      4.46


 TOTAL FROM INVESTMENT OPERATIONS                        6.16         .47        7.29       (.61)         (.27)      4.91


LESS DISTRIBUTIONS


 FROM NET INVESTMENT INCOME                              -            (.32)      (.50)      (.50)         (.51)      (.70)


 FROM NET REALIZED GAIN                                  (.87)        (2.35)     (.55)      (.26)         (1.71)     (1.21)


 TOTAL DISTRIBUTIONS                                     (.87)        (2.67)     (1.05)     (.76)         (2.22)     (1.91)


NET ASSET VALUE, END OF PERIOD                          $ 28.19      $ 22.90    $ 25.10    $ 18.86       $ 20.23    $ 22.72


TOTAL RETURN B, C                                        27.79%       2.00%      38.75%     (3.02)%       (1.51)%    26.98%


RATIOS AND SUPPLEMENTAL DATA


NET ASSETS, END OF PERIOD (000 OMITTED)                 $ 21,792     $ 20,406   $ 23,428   $ 17,583      $ 18,850   $ 20,707


RATIO OF EXPENSES TO AVERAGE NET ASSETS                  .77% A       .82%       1.04%      1.14% A       1.15%      .89% D


RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER            .76% A, F    .81% F     1.03% F    1.11% A, F    1.14% F    .89%

EXPENSE REDUCTIONS


RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS     .18% A       1.16%      2.47%      2.65% A       2.60%      2.74%


PORTFOLIO TURNOVER                                       61% A        151%       142%       228% A        159%       183%


AVERAGE COMMISSION RATE G                               $ .0382      $ .0409



A ANNUALIZED B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS). C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D INCLUDES REIMBURSEMENT OF $.03 PER SHARE FOR ADJUSTMENTS TO PRIOR PERIOD'S FEES. E NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD. F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS). G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      ELEVEN MONTHS   YEARS ENDED
      ENDED           DECEMBER 31,
      NOVEMBER 30,

      1997            1996           1995 E


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                           $ 22.57       $ 24.80    $ 22.35

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS)                                   (.05) D       .29 D      .55

 NET REALIZED AND UNREALIZED GAIN (LOSS)                        5.98          .17        3.00

 TOTAL FROM INVESTMENT OPERATIONS                               5.93          .46        3.55

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                     -             (.34)      (.55)

 FROM NET REALIZED GAIN                                         (.87)         (2.35)     (.55)

 TOTAL DISTRIBUTIONS                                            (.87)         (2.69)     (1.10)

NET ASSET VALUE, END OF PERIOD                                 $ 27.63       $ 22.57    $ 24.80

TOTAL RETURN B, C                                               27.16%        1.99%      15.96%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                        $ 5,564       $ 41,832   $ 20,429

RATIO OF EXPENSES TO AVERAGE NET ASSETS                         1.06% A       .78%       .97% A

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER                   1.05% A, F    .76%       .96% A,
EXPENSE REDUCTIONS                                                           F          F

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS     (.21)% A      1.21%      2.55% A

PORTFOLIO TURNOVER                                              61% A         151%       142%

AVERAGE COMMISSION RATE G                                      $ .0382       $ .0409


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO DECEMBER 31, 1995.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended November 30, 1997




12. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Strategic Opportunities Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, Initial Class, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. At a special meeting of the shareholders of the fund held on June 18, 1997, shareholders approved an Agreement and Plan of Reorganization, providing for the reorganization of the fund into Fidelity Advisor Series I, effective on or about February 28, 1998. Effective November 30, 1997, the Board of Trustees approved a change in the fiscal year-end of the fund to November 30. Accordingly, the financial statements of the fund are presented for the eleven-month period ended November 30, 1997. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
FOREIGN CURRENCY TRANSLATION - CONTINUED
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for non-taxable dividends, net operating losses and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
13. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
INTERFUND LENDING PROGRAM. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating funds.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
14. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $334,925,259 and $506,725,835, respectively.
15. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to
 .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus).20% of the fund's average net assets over the performance period) based on the investment performance of the lowest performing class as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annualized rate of .40% of average net assets after the performance adjustment. Effective July 1, 1997 the fund's performance adjustment is based on the asset weighted average return of all classes as compared to the appropriate index over a specific period of time. DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares, except for the Initial Class (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .25%

CLASS T     .50%

CLASS B     1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO       DEALERS'
           FDC           PORTION

CLASS A    $ 2,516       $ 2,516

CLASS T     2,266,860     2,266,860

CLASS B     911,985       227,996

           $ 3,181,361   $ 2,497,372

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED DISTRIBUTION AND SERVICE PLAN - CONTINUED
Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares (5.25% prior to August 1, 1997), and 3.50% for selling Class T and Initial Class shares of the fund, respectively. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase (five years prior to January 2, 1997). Contingent deferred sales charges are based on declining rates ranging from 5% to 1% (4% to 1% prior to January 2, 1997) for Class B, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities dealers, banks, and other financial institutions:
                 PAID TO     DEALERS'
                 FDC         PORTION

CLASS A          $ 28,462    $ 18,526

CLASS T           187,128     134,072

CLASS B           304,658     0
                             *

INITIAL CLASS     0           0

                 $ 520,248   $ 152,598

* WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS THROUGH WHICH
  THE SALES ARE MADE.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES. Each class of the fund has entered into a separate transfer, dividend disbursing, and shareholder servicing agent (collectively referred to as the Transfer Agents) contract with respect to its shares. The Transfer Agents receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to each transfer agent:
                        TRANSFER    AMOUNT        % OF
                        AGENT                     AVERAGE
                                                  NET ASSETS

CLASS A                             $ 3,601       .36 ***
                        FIIOC   *

CLASS T**               FIIOC   *    994,298      .22 ***

CLASS B                 FIIOC   *    227,544      .25 ***

INITIAL CLASS           FSC    *     35,140       .19 ***

INSTITUTIONAL CLASS     FIIOC  *     12,727       .23 ***

                                    $ 1,273,310

* FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY, INC. (FIIOC) AND FIDELITY SERVICE CO., INC. (FSC), AFFILIATES OF FMR.
** PRIOR TO JANUARY 1, 1997 STATE STREET BANK AND TRUST COMPANY WAS THE TRANSFER AGENT FOR THE FUND'S CLASS T SHARES. STATE STREET, HOWEVER, HAD DELEGATED
 CERTAIN TRANSFER, DIVIDEND DISBURSING, AND SHAREHOLDER SERVICES TO FIIOC FOR WHICH FIIOC RECEIVED ITS ALLOCABLE SHARE OF ALL SUCH FEES. *** ANNUALIZED
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $170,790 for the period.
16. INTERFUND LENDING PROGRAM.
The fund participated in the interfund lending program as a borrower. The maximum loan and the average daily loan balances during the period for which loans were outstanding amounted to $36,999,000 and $35,384,000, respectively. The weighted average interest rate was 5.42%.
17. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rate of average net assets for the following class:
           FMR           REIMBURSEMENT
           EXPENSE
           LIMITATIONS

CLASS A    1.75%         $ 13,115

FMR also voluntarily agreed to reimburse certain transfer agent, registration and other class specific expenses for Class A. For the period, the reimbursement reduced these expenses by $9,245.
FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $47,917 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and each class' transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $8,704 under the custodian arrangement , and each applicable class' expenses were reduced as follows under the transfer agent arrangements:
                 TRANSFER
                 AGENT
                 INTEREST CREDITS

INITIAL CLASS    $ 352

18. BENEFICIAL INTEREST.
At the end of the period, one shareholder was record owner of approximately 10% of the total outstanding shares of the fund.
19. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                              ELEVEN MONTHS   YEAR ENDED
                              ENDED           DECEMBER 31,
                              NOVEMBER 30,

                              1997            1996 A

CLASS A

FROM NET INVESTMENT INCOME    $ -             $ 9,050

FROM NET REALIZED GAIN         23,625          47,453

TOTAL                         $ 23,625        $ 56,503

CLASS T

FROM NET INVESTMENT INCOME    $ -             $ 4,356,302

FROM NET REALIZED GAIN         18,646,131      54,934,732

TOTAL                         $ 18,646,131    $ 59,291,034

CLASS B

FROM NET INVESTMENT INCOME    $ -             $ 291,486

FROM NET REALIZED GAIN         3,715,981       9,460,141

TOTAL                         $ 3,715,981     $ 9,751,627

INITIAL CLASS

FROM NET INVESTMENT INCOME    $ -             $ 263,298

FROM NET REALIZED GAIN         742,870         1,978,165

TOTAL                         $ 742,870       $ 2,241,463

INSTITUTIONAL CLASS

FROM NET INVESTMENT INCOME    $ -             $ 581,296

FROM NET REALIZED GAIN         178,091         3,692,877

TOTAL                         $ 178,091       $ 4,274,173

                              $ 23,306,698    $ 75,614,800

A DISTRIBUTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996
(COMMENCEMENT OF SALE OF SHARES) TO DECEMBER 31, 1996.
20. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                 SHARES                          DOLLARS

                                 ELEVEN MONTHS    YEAR ENDED     ELEVEN MONTHS     YEAR ENDED
                                 ENDED            DECEMBER 31,   ENDED             DECEMBER 31,
                                 NOVEMBER 30,                    NOVEMBER 30,

                                 1997             1996 A         1997              1996 A



CLASS A                           76,361           26,335        $ 2,031,528       $ 633,035
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     1,056            2,536          23,641            56,498

SHARES REDEEMED                   (21,820)         (531)          (573,832)         (12,990)

NET INCREASE (DECREASE)           55,597           28,340        $ 1,481,337       $ 676,543

CLASS T                           4,958,455        7,239,477     $ 130,988,939     $ 173,637,131
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     703,010          2,215,089      15,866,760        50,421,264

SHARES REDEEMED                   (11,331,592)     (9,664,112)    (272,275,129)     (231,598,779)

NET INCREASE (DECREASE)           (5,670,127)      (209,546)     $ (125,419,430)   $ (7,540,384)

CLASS B                           688,069          1,826,263     $ 17,176,282      $ 43,251,259
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     155,073          422,830        3,443,078         9,473,517

SHARES REDEEMED                   (1,224,149)      (1,407,472)    (28,636,853)      (33,157,193)

NET INCREASE (DECREASE)           (381,007)        841,621       $ (8,017,493)     $ 19,567,583

INITIAL CLASS                     11,023           7,958         $ 294,010         $ 193,575
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     29,056           86,899         663,041           1,996,834

SHARES REDEEMED                   (157,998)        (137,073)      (3,820,330)       (3,325,386)

NET INCREASE (DECREASE)           (117,919)        (42,216)      $ (2,863,279)     $ (1,134,977)

INSTITUTIONAL CLASS               875,537          1,132,115     $ 23,872,028      $ 27,291,041
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     6,165            182,073        138,401           4,097,341

SHARES REDEEMED                   (2,533,710)      (284,588)      (61,384,219)      (6,785,910)

NET INCREASE (DECREASE)           (1,652,008)      1,029,600     $ (37,373,790)    $ 24,602,472


A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO DECEMBER 31, 1996.
21. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ 25,843

CLASS T                 19,228

CLASS B                 14,180

INITIAL CLASS           12,035

INSTITUTIONAL CLASS     17,566

                       $ 88,852

22. TRANSACTIONS WITH AFFILIATED COMPANIES.
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES
 PURCHASE SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
AFC Cable Systems, Inc.  $ - $ 867,000 $ - $ 20,975,344
Alliance Pharmaceutical Corp.   4,106,254  -  -  19,340,125
Big Dog Holdings, Inc.   96,875  -  -  6,499,763
Deckers Outdoor Corp.   10,150  -  -  4,961,731
Freds, Inc. Class A   -  406,250  88,545  13,237,350
Harveys Casino Resorts   1,508,745  92,880  156,845  16,436,450
Herley Industries, Inc.   -  380,625  -  2,895,241
I-Stat Corp.   1,246,197  377,754  -  -
Just Toys, Inc.   -  -  -  269,769
Maxwell Shoe Co., Inc. Class A   -  -  -  10,338,650
MicroProse, Inc.   1,084,327  -  -  9,806,375
Midway Games, Inc.   166,070  -  -  -
Morton's Restaurant Group, Inc.   -  152,500  -  9,108,000
Movado Group, Inc.   -  -  -  -
People's Choice TV Corp.   -  -  -  1,529,269
Performance Technologies, Inc.   1,859,000  -  -  7,318,500
Reno Air, Inc.   -  -  -  5,491,950
Silicon Gaming, Inc.   3,099,601  -  -  10,465,000
Whole Foods Market, Inc.   538,125  695,000  -  69,055,638
TOTALS  $ 13,715,344 $ 2,972,009 $ 245,390 $207,729,155
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series VIII and the Shareholders of Fidelity Advisor Strategic Opportunities Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Series VIII: Fidelity Advisor Strategic Opportunities Fund, including the schedule of portfolio investments, as of November 30, 1997, and the related statement of operations for the eleven month period then ended, the statement of changes in net assets for the eleven month period then ended and the year ended December 31, 1996 and the financial highlights of Class A, Class T, Class B, Initial Class, and Institutional Class for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Series VIII: Fidelity Advisor Strategic Opportunities Fund as of November 30, 1997, the results of its operations for the eleven month period then ended, the changes in its net assets for the eleven month period then ended and the year ended December 31, 1996, and the financial highlights of Class A, Class T, Class B, Initial Class, and Institutional Class for each of the periods indicated therein, in conformity with generally accepted accounting principles.
/s/ COOPERS & LYBRAND L.L.P.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
January 15, 1998
DISTRIBUTIONS


The Board of Trustees of Fidelity Advisor Strategic Opportunities - Initial Class voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:
 PAY DATE RECORD DATE DIVIDENDS CAPITAL GAINS
 12/22/97 12/19/97 $.03 $2.26
 1/5/98 1/2/98 $.00 $.15
A total of 21% of the dividends distributed during the fiscal year qualifies for the dividends-received deduction for corporate shareholders.
The fund will notify shareholders in January 1998 of the applicable percentage for use in preparing 1997 income tax returns.








INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Abigail Johnson, Vice President
Harris Leviton, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor International
Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuant
Growth Fund
SM
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)

(2_FIDELITY_LOGOS)FIDELITY ADVISOR

STRATEGIC OPPORTUNITIES
FUND - INSTITUTIONAL CLASS
ANNUAL REPORT
NOVEMBER 30, 1997
CONTENTS


PRESIDENT'S MESSAGE      3    NED JOHNSON ON STOCK MARKET STRATEGIES.

PERFORMANCE              4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK                6    THE MANAGER'S REVIEW OF FUND
                              PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES       9    A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                              INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS              10   A COMPLETE LIST OF THE FUND'S INVESTMENTS
                              WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS     19   STATEMENTS OF ASSETS AND LIABILITIES,
                              OPERATIONS, AND CHANGES IN NET ASSETS,
                              AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                    28   NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT    38   THE AUDITORS' OPINION.
ACCOUNTANTS

DISTRIBUTIONS            39

NOTE TO SHAREHOLDERS: The fiscal year end for Fidelity Advisor
Strategic Opportunities Fund recently changed from December 31 to
November 30. This change was made in order to align the fund's fiscal year end more closely with other similar Fidelity Advisor funds.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Although financial turmoil in Pacific Basin countries was a catalyst for significant volatility in U.S. markets in late October and into November, the Standard & Poor's 500 Index has risen more than 31% year-to-date, almost three times its historical annual average. Meanwhile, bond markets - primarily influenced by a relatively steady flow of positive news on the inflation front - continued to post solid returns through the first 11 months of 1997.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR STRATEGIC OPPORTUNITIES FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Initial Class. If Fidelity had not reimbursed certain class expenses, the past five and 10 year total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997             PAST 1   PAST 5    PAST 10
                                            YEAR     YEARS     YEARS

ADVISOR STRATEGIC OPPORTUNITIES -           27.07%   107.66%   346.58%
 INSTITUTIONAL CLASS

S&P 500(REGISTERED TRADEMARK)               28.51%   150.41%   456.23%

CAPITAL APPRECIATION FUNDS AVERAGE          18.03%   108.72%   343.91%

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to those of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the capital appreciation funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 213 mutual funds. These benchmarks reflect the reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997       PAST 1   PAST 5   PAST 10
                                      YEAR     YEARS    YEARS

ADVISOR STRATEGIC OPPORTUNITIES -     27.07%   15.74%   16.14%
 INSTITUTIONAL CLASS

S&P 500                               28.51%   20.15%   18.69%

CAPITAL APPRECIATION FUNDS AVERAGE    18.03%   15.34%   15.15%

AVERAGE ANNUAL TOTAL RETURNS take the Institutional Class' cumulative return and show you what would have happened if Institutional Class had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19971130 19980120 170745 S00000000000001
             FA Strategic Opp -CL I      S&P 500
             00694                       SP001
  1987/11/30      10000.00                    10000.00
  1987/12/31      10229.76                    10761.00
  1988/01/31      11041.28                    11214.04
  1988/02/29      11408.02                    11736.61
  1988/03/31      11205.15                    11373.95
  1988/04/30      11275.36                    11500.20
  1988/05/31      11470.45                    11600.25
  1988/06/30      12258.55                    12132.71
  1988/07/31      12188.32                    12086.60
  1988/08/31      11821.58                    11675.66
  1988/09/30      12211.73                    12173.04
  1988/10/31      12430.21                    12511.45
  1988/11/30      12500.44                    12332.54
  1988/12/31      12552.65                    12548.36
  1989/01/31      13306.30                    13466.90
  1989/02/28      13249.58                    13131.57
  1989/03/31      13525.10                    13437.54
  1989/04/30      14035.63                    14134.94
  1989/05/31      14675.83                    14707.41
  1989/06/30      14797.39                    14623.58
  1989/07/31      15810.36                    15944.09
  1989/08/31      16004.85                    16256.59
  1989/09/30      16021.06                    16189.94
  1989/10/31      15761.73                    15814.33
  1989/11/30      16199.34                    16136.94
  1989/12/31      16692.58                    16524.23
  1990/01/31      15609.41                    15415.45
  1990/02/28      15701.79                    15614.31
  1990/03/31      15718.58                    16028.09
  1990/04/30      15080.43                    15627.39
  1990/05/31      15575.82                    17151.06
  1990/06/30      15726.98                    17034.43
  1990/07/31      15785.75                    16979.92
  1990/08/31      14694.18                    15444.94
  1990/09/30      14585.03                    14692.77
  1990/10/31      14585.03                    14629.59
  1990/11/30      15231.56                    15574.66
  1990/12/31      15591.82                    16009.20
  1991/01/31      16110.96                    16707.20
  1991/02/28      17070.04                    17901.76
  1991/03/31      17615.58                    18334.98
  1991/04/30      17861.95                    18378.99
  1991/05/31      18504.29                    19172.96
  1991/06/30      17932.35                    18294.84
  1991/07/31      18477.89                    19147.38
  1991/08/31      18882.64                    19601.17
  1991/09/30      18961.84                    19273.83
  1991/10/31      18592.27                    19532.10
  1991/11/30      18152.33                    18744.96
  1991/12/31      19285.61                    20889.38
  1992/01/31      19327.10                    20500.84
  1992/02/29      19710.96                    20767.35
  1992/03/31      19223.37                    20362.38
  1992/04/30      19596.83                    20961.04
  1992/05/31      20240.03                    21063.75
  1992/06/30      20250.41                    20749.90
  1992/07/31      20872.86                    21598.57
  1992/08/31      20530.51                    21155.80
  1992/09/30      20457.89                    21405.44
  1992/10/31      20623.88                    21480.36
  1992/11/30      21505.69                    22212.84
  1992/12/31      21884.29                    22486.05
  1993/01/31      22295.89                    22674.94
  1993/02/28      22936.19                    22983.32
  1993/03/31      23667.95                    23468.26
  1993/04/30      23210.60                    22900.33
  1993/05/31      23770.86                    23514.06
  1993/06/30      23988.10                    23582.25
  1993/07/31      24514.05                    23487.92
  1993/08/31      26057.62                    24378.11
  1993/09/30      25977.58                    24190.40
  1993/10/31      26812.25                    24691.14
  1993/11/30      25691.74                    24456.58
  1993/12/31      26495.74                    24752.50
  1994/01/31      26748.69                    25594.09
  1994/02/28      25825.45                    24900.49
  1994/03/31      24851.62                    23814.83
  1994/04/30      25053.97                    24119.66
  1994/05/31      25129.85                    24515.22
  1994/06/30      25129.85                    23914.60
  1994/07/31      25762.21                    24699.00
  1994/08/31      25926.62                    25711.65
  1994/09/30      25585.15                    25081.72
  1994/10/31      25332.20                    25646.06
  1994/11/30      24560.73                    24712.03
  1994/12/31      24812.65                    25078.51
  1995/01/31      25891.47                    25728.79
  1995/02/28      26575.59                    26731.44
  1995/03/31      26825.56                    27520.29
  1995/04/30      27417.59                    28330.76
  1995/05/31      28154.33                    29463.14
  1995/06/30      29640.99                    30147.57
  1995/07/31      30663.48                    31147.26
  1995/08/31      31553.62                    31225.44
  1995/09/30      32656.34                    32543.16
  1995/10/31      32536.76                    32426.98
  1995/11/30      33426.91                    33850.52
  1995/12/31      34434.01                    34502.48
  1996/01/31      34461.78                    35676.95
  1996/02/29      33788.04                    36007.67
  1996/03/31      32658.47                    36354.43
  1996/04/30      33533.88                    36890.29
  1996/05/31      34522.25                    37841.69
  1996/06/30      34494.01                    37985.87
  1996/07/31      32136.05                    36307.65
  1996/08/31      33378.57                    37073.38
  1996/09/30      34536.37                    39159.87
  1996/10/31      33929.23                    40239.90
  1996/11/30      35143.51                    43281.64
  1996/12/31      35118.72                    42424.23
  1997/01/31      36425.75                    45074.89
  1997/02/28      35897.80                    45428.28
  1997/03/31      33618.84                    43561.63
  1997/04/30      33796.63                    46162.26
  1997/05/31      38192.94                    48972.62
  1997/06/30      39631.44                    51166.59
  1997/07/31      41425.52                    55237.92
  1997/08/31      42088.20                    52143.49
  1997/09/30      46807.76                    54999.39
  1997/10/31      44658.10                    53162.41
  1997/11/28      44658.10                    55623.30
IMATRL PRASUN   SHR__CHT 19971130 19980120 170749 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Strategic Opportunities Fund - Institutional Class on November 30, 1987. As the chart shows, by November 30, 1997, the value of the investment would have grown to $44,658 - a 346.58% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $55,623 - a 456.23% increase. UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
The 12 months that ended
November 30, 1997, was a period
that truly tested the U.S. stock
market's resolve. But despite
frequent shifts in sentiment, an
interest-rate hike and global
volatility concerns, U.S. stocks still
managed to perform well. The
Standard & Poor's 500 Index - a
broad gauge of the U.S. stock
market - returned 28.51% during
the period, well above the market's
long-term annual average of
around 11%. In the first half of the
period, large-cap stocks were
responsible for much of the
market's gain, as investors were
drawn to stocks with recognizable
names and consistent
earnings-growth track records.
Consequently, stock prices soared
and enthusiasm was high. The
Federal Reserve Board - in an
attempt to halt inflation before it
appeared - raised a key
short-term interest rate by 0.25% in
March. The market paused briefly,
but then kept rolling as the Dow
Jones Industrial Average reached
the 8,000-point mark for the first
time ever in August. With several
multinational companies
announcing earnings shortfalls in
mid-August, small-cap stocks came
into favor among investors.
During August and September, the
Russell 2000 Index - which
measures small-cap stock
performance - was up 9.78%
while the S&P was down 0.43%.
Volatility in Asian markets in late
October sent skittish investors
running for cover. The Dow slid
554 points in one day, then
snapped back the next, reclaiming
330-plus points. Sensing continued
fallout from this volatility, investors
again became quality-conscious
and large-caps regained their
perch through November.
An interview with Harris Leviton, Portfolio Manager of Advisor Strategic Opportunities Fund
Q. HOW DID THE FUND PERFORM, HARRIS?
A. For the 12 months that ended November 30, 1997, the fund's Institutional Class shares had a total return of 27.07%. During the same period, the capital appreciation funds average tracked by Lipper Analytical Services posted a return of 18.03%, while the Standard & Poor's 500 Index returned 28.51%.
Q. WHAT FACTORS HELPED THE FUND OUTPERFORM ITS PEER GROUP?
A. I'd attribute the fund's strong performance to big investments in specific stocks that did well. More than 40% of the fund's holdings were invested in its 10 largest positions at the end of the period, and nine of the top 10 stocks appreciated considerably over the past 12 months. In addition, the environment for small- and mid-capitalization stocks improved dramatically from April through the end of October. Since the majority of the fund's holdings are small- and mid-cap stocks, the favorable environment helped performance.
Q. WHICH INDIVIDUAL HOLDINGS CONTRIBUTED TO THE FUND'S STRONG RETURN?
A. The fund's top two holdings - Whole Foods Market and American Bankers Insurance - were again the fund's strongest contributors. Whole Foods Market, a diversified chain of natural foods supermarkets, benefited as natural foods continued to gain market acceptance. American Bankers Insurance, a specialty property-casualty insurance company, continued to grow earnings by exiting some less profitable lines of business and focusing on its credit-based accident, health and life insurance operations. Another top 10 holding, Sepracor, was a solid performer. I thought the company, which makes improved versions of existing drugs, was trading at a relatively cheap valuation given what it had in its product pipeline. All three of these companies are good examples of "special situation" stocks.
Q. WERE THERE OTHER HOLDINGS THAT PERFORMED PARTICULARLY WELL DURING
THE PERIOD?
A. AFC Cable, Cable Design Technology, General Cable and Essex International - all makers of wire and cable - benefited from the relief of a glut of office space across the country. Companies are filling much of the office space that was built and then left vacant after the savings and loan crisis in the late 1980s. When companies move into or renovate older buildings, they usually need new wire and cable. In addition, consolidation through mergers and acquisitions has caused the number of players in the industry to shrink. Therefore, demand took off at a time when supply was shrinking, which improved pricing for many of these companies.
Q. WERE THERE ANY DISAPPOINTMENTS DURING THE PERIOD?
A. Alliance Pharmaceutical, a biotech company that has several drugs in late-stage clinical trials, was the only stock in the top 10 that didn't appreciate during the period. Unfortunately, the stock didn't take off as soon as I would have hoped, but I continued to believe that the company had strong growth potential at the end of the period. In addition, the casino-gaming sector was disappointing because business in Las Vegas has slowed down over the past year. A lot of companies are adding capacity and, in the past when you added capacity, business improved because there were more attractions. That hasn't happened this time around. Instead, there just has been too much capacity in Las Vegas and the stocks underperformed. I scaled back the fund's exposure to Las Vegas casino stocks during the period.
Q. WHAT'S YOUR OUTLOOK?
A. Fear, panic and euphoria drove the stock market over the past six months, but what's interesting is that the market hasn't moved much since July. I think the economic difficulties in Southeast Asia will continue to cause some panic selling, and the appreciation of the dollar versus those currencies in that region may hurt U.S. export-oriented companies. I expect slower earnings growth for most U.S. companies. In addition, excessive stock valuations have been created as the stock market, on average, has risen more than 20% a year over the past several years. This means that many stocks became overvalued during the bull run and some of these valuations need to be corrected. Most of all, I think we'll see a "sorting out" period, when the stock market will move up and down as investors try to make sense of everything that's happened in the past six months.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

HARRIS LEVITON ON THE EFFECTS
OF THE FINANCIAL CRISIS IN
SOUTHEAST ASIA:
"I think it's too early to tell what
the final impact of the Southeast
Asian problems will be. What's
amazing to me is how investors in
the stock market have fled to
`safety' by buying large-cap stocks
again, when, in fact, many of the
larger-cap companies are the
biggest exporters and are the most
exposed to currency devaluations.
"In the meantime, investors -
whether they are doing so because
they are afraid or just because they
are risk-averse - are dumping a
lot of small- or mid-cap stocks. And
right now, I think the smaller-cap
companies have the strongest
earnings growth potential. This
panic-selling slightly hurt the fund
at the end of the period because
small-cap stocks had been
dramatically outperforming the
broader market since July, and
these events shut that run down.
However, from my point of view, all
of these events actually have
created a good environment for
finding opportunities among
undervalued, smaller-cap stocks."
FUND FACTS
GOAL: seeks capital
appreciation by investing
primarily in securities of
companies believed by
Fidelity to involve a "special
situation"
START DATE: December 31, 1983
SIZE: as of November 30, 1997,
more than $668 million
MANAGER: Harris Leviton, since
1996; joined Fidelity in 1986
(checkmark)
INVESTMENT CHANGES


TOP TEN STOCKS AS OF NOVEMBER 30, 1997

                                         % OF FUND'S    % OF FUND'S INVESTMENTS
                                         INVESTMENTS    IN THESE STOCKS
                                                        AS OF
                                                        JUNE 30, 1997

WHOLE FOODS MARKET, INC.                 10.3           8.5

AMERICAN BANKERS INSURANCE GROUP, INC.   8.9            7.9

SEPRACOR, INC.                           5.9            4.4

CABLE DESIGN TECHNOLOGY CORP.            3.4            2.8

AFC CABLE SYSTEMS, INC.                  3.1            2.8

ALLIANCE PHARMACEUTICAL CORP.            2.9            0.6

NINTENDO CO. LTD. ORD.                   2.6            3.8

HARVEYS CASINO RESORTS                   2.5            2.4

COMPUSA, INC.                            2.3            1.5

CYGNUS, INC.                             2.0            1.2

TOP FIVE MARKET SECTORS AS OF NOVEMBER 30, 1997
                     % OF FUND'S    % OF FUND'S INVESTMENTS
                     INVESTMENTS    IN THESE MARKET SECTORS
                                    AS OF
                                    JUNE 30, 1997

HEALTH               16.7           9.9

MEDIA & LEISURE      13.7           13.8

RETAIL & WHOLESALE   13.7           13.1

TECHNOLOGY           12.8           12.4

BASIC INDUSTRIES     12.4           11.5

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF NOVEMBER 30, 1997 * AS OF JUNE 30, 1997 **
ROW: 1, COL: 1, VALUE: 2.4
ROW: 1, COL: 2, VALUE: 1.7
ROW: 1, COL: 3, VALUE: 95.90000000000001
STOCKS 91.4%
BONDS 0.7%
SHORT-TERM
INVESTMENTS 7.9%
FOREIGN
INVESTMENTS 10.8%
STOCKS 97.9%
BONDS 0.7%
SHORT-TERM
INVESTMENTS 1.4%
FOREIGN
INVESTMENTS 9.1%
ROW: 1, COL: 1, VALUE: 7.9
ROW: 1, COL: 2, VALUE: 1.7
ROW: 1, COL: 3, VALUE: 90.40000000000001
*
**
INVESTMENTS NOVEMBER 30, 1997

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


COMMON STOCKS - 97.1%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 0.7%
AEROSPACE & DEFENSE - 0.1%
Orbital Sciences Corp. (a)  40,500 $ 1,037,801
DEFENSE ELECTRONICS - 0.6%
Anaren Microwave, Inc. (a)  50,000  1,000,000
Herley Industries, Inc. (a)(c)  208,666  2,895,241
  3,895,241
TOTAL AEROSPACE & DEFENSE   4,933,042
BASIC INDUSTRIES - 12.4%
CHEMICALS & PLASTICS - 0.1%
Ivex Packaging Corp.   33,100  662,000
IRON & STEEL - 1.7%
Cold Metal Products, Inc. (a)  179,900  1,079,400
Dofasco, Inc.   100,000  1,551,912
Quanex Corp.   250,200  7,443,450
Steel Dynamics, Inc.  49,900  923,150
  10,997,912
METALS & MINING - 10.0%
AFC Cable Systems, Inc. (a)(c)  784,125  20,975,344
Alumax, Inc. (a)  216,500  6,806,219
Brush Wellman, Inc.   117,500  2,790,625
Cable Design Technology Corp. (a)  569,700  23,072,850
Essex International, Inc.   108,900  3,518,831
General Cable Corp.   240,000  8,190,000
Nanophase Technologies Corp.   100,000  806,250
Ryerson Tull, Inc. Class A (a)  72,000  1,066,500
  67,226,619
PAPER & FOREST PRODUCTS - 0.6%
Mercer International, Inc. (SBI)  407,900  3,926,038
TOTAL BASIC INDUSTRIES   82,812,569
CONSTRUCTION & REAL ESTATE - 2.4%
BUILDING MATERIALS - 0.0%
Rock of Ages Corp. Class A (a)  800  14,800
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
CONSTRUCTION & REAL ESTATE - CONTINUED
CONSTRUCTION - 0.8%
Beazer Homes USA, Inc. (a)  152,200 $ 2,701,550
Jacobs Engineering Group, Inc. (a)  65,400  1,729,013
Lennar Corp.   58,000  1,210,750
  5,641,313
ENGINEERING - 0.6%
Fluor Corp.   30,900  1,110,469
Foster Wheeler Corp.   63,100  1,944,269
Market Facts, Inc. (a)  50,000  881,250
  3,935,988
REAL ESTATE INVESTMENT TRUSTS - 1.0%
Glenborough Realty Trust, Inc. (REIT)  139,800  3,774,600
Jameson Co.   170,000  1,965,625
Tanger Factory Outlet Centers, Inc.   25,700  743,694
  6,483,919
TOTAL CONSTRUCTION & REAL ESTATE   16,076,020
DURABLES - 5.2%
AUTOS, TIRES, & ACCESSORIES - 0.2%
ESCO Electronics Corp. (trust receipt) (a)  81,400  1,332,925
CONSUMER DURABLES - 0.1%
Mikasa, Inc.   51,800  689,588
CONSUMER ELECTRONICS - 0.9%
Movado Group, Inc.   347,500  6,341,875
HOME FURNISHINGS - 1.4%
Bombay Company, Inc. (The) (a)  25,000  129,688
Maxim Group, Inc. (a)  601,400  9,246,525
  9,376,213
TEXTILES & APPAREL - 2.6%
Deckers Outdoor Corp. (a)(c)  596,900  4,961,731
Galey & Lord, Inc. (a)  115,800  2,084,400
Maxwell Shoe Co., Inc. Class A (a)(c)  758,800  10,338,650
  17,384,781
TOTAL DURABLES   35,125,382
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
ENERGY - 1.0%
OIL & GAS - 1.0%
Cabot Oil & Gas Corp. Class A  81,800 $ 1,697,350
Enserch Exploration, Inc. (a)  50,000  418,750
Rio Alto Exploration Ltd. (a)  180,000  1,422,001
Ulster Petroleums Ltd. (a)  100,000  888,312
Valero Energy Corp.   68,900  2,161,738
  6,588,151
FINANCE - 9.9%
BANKS - 0.3%
Long Term Credit Bank of Japan Ltd. (The)  1,200,000  2,018,542
INSURANCE - 9.6%
American Bankers Insurance Group, Inc.   1,479,600  59,923,800
Amerus Life Holdings, Inc.   132,900  4,319,250
  64,243,050
TOTAL FINANCE   66,261,592
HEALTH - 16.7%
DRUGS & PHARMACEUTICALS - 10.1%
Alliance Pharmaceutical Corp. (a)(c)  1,996,400  19,340,125
Aviron  154,300  3,356,025
COR Therapeutics, Inc. (a)  53,300  1,212,575
NBTY, Inc. (a)  118,000  2,566,500
QLT Phototherapeutics, Inc. (a)  130,000  1,620,379
Sepracor, Inc. (a)  1,069,700  39,445,188
  67,540,792
MEDICAL EQUIPMENT & SUPPLIES - 5.1%
Conmed Corp. (a)  30,000  712,500
Cygnus, Inc. (a)  596,950  13,431,375
Gargoyles, Inc. (a)  181,700  840,363
Hemasure, Inc. (a)  359,000  370,219
I-Stat Corp. (a)  654,700  12,111,950
InControl, Inc. (a)  69,900  554,831
Oakley, Inc. (a)  370,000  3,468,750
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
HEALTH - CONTINUED
MEDICAL EQUIPMENT & SUPPLIES - CONTINUED
Physiometrix, Inc. (a)  165,000 $ 433,125
Resound Corp. (a)  285,000  1,745,625
Sulzer Medica AG (Reg.) (a)  1,200  282,640
  33,951,378
MEDICAL FACILITIES MANAGEMENT - 1.5%
Columbia/HCA Healthcare Corp.   290,600  8,572,700
NovaCare, Inc. (a)  120,200  1,487,475
  10,060,175
TOTAL HEALTH   111,552,345
INDUSTRIAL MACHINERY & EQUIPMENT - 4.3%
ELECTRICAL EQUIPMENT - 0.6%
Alcatel Alsthom Compagnie Generale d'Electricite SA
sponsored ADR  129,900  3,215,025
Titan Corp. (a)  74,000  476,375
  3,691,400
INDUSTRIAL MACHINERY & EQUIPMENT - 3.7%
Columbus McKinnon Corp.  257,600  6,021,400
Gasonics International Corp. (a)  90,900  1,204,425
Mettler-Toledo International, Inc.   100,000  1,787,500
Regal-Beloit Corp.   107,300  2,917,219
Sulzer AG (Reg.)  12,000  7,924,012
T B Wood's Corp.   164,000  3,013,500
THK Co. Ltd.   182,800  2,145,288
  25,013,344
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   28,704,744
MEDIA & LEISURE - 13.5%
BROADCASTING - 0.9%
Advanced Communication Systems, Inc.   30,000  303,750
American Telecasting, Inc. (a)  510,000  701,250
Ascent Entertainment Group, Inc. (a)  74,500  810,188
CAI Wireless Systems, Inc. (a)  1,125,615  1,477,370
Heartland Wireless Communications, Inc. (a)  429,167  831,511
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
MEDIA & LEISURE - CONTINUED
BROADCASTING - CONTINUED
People's Choice TV Corp. (a)(c)  679,675 $ 1,529,269
Wireless One, Inc. (a)  227,600  569,000
  6,222,338
ENTERTAINMENT - 3.0%
Film Roman, Inc. (a)  55,000  103,125
Harveys Casino Resorts (c)  829,600  16,436,450
MGM Grand, Inc. (a)  81,200  3,176,950
Viacom, Inc. Class B (non-vtg.) (a)  10,000  350,000
  20,066,525
LEISURE DURABLES & TOYS - 4.4%
Just Toys, Inc. (a)(c)  253,900  269,769
Nintendo Co. Ltd. Ord.   168,900  17,443,023
RockShox, Inc. (a)  145,000  1,223,438
Silicon Gaming, Inc. (a)(c)  805,000  10,465,000
  29,401,230
LODGING & GAMING - 2.4%
Circus Circus Enterprises, Inc. (a)  364,300  7,513,688
WMS Industries, Inc. (a)  379,100  8,814,075
  16,327,763
PUBLISHING - 0.1%
CMP Media, Inc. Class A  20,000  377,500
RESTAURANTS - 2.7%
Foodmaker, Inc. (a)  250,000  3,875,000
Il Fornaio America Corp.   77,700  1,116,938
Morton's Restaurant Group, Inc. (a)(c)  404,800  9,108,000
NPC International, Inc. (a)  12,600  167,738
Star Buffet, Inc.   1,500  19,594
Wendy's International, Inc.   190,400  3,998,400
  18,285,670
TOTAL MEDIA & LEISURE   90,681,026
NONDURABLES - 2.6%
AGRICULTURE - 1.5%
Saskatchewan Wheat Pool:
Class B (non-vtg.)  478,300  7,725,080
 Class B (b)  158,000  2,551,877
  10,276,957
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
NONDURABLES - CONTINUED
FOODS - 0.0%
Tomkins PLC Ord.   3,425 $ 17,398
HOUSEHOLD PRODUCTS - 1.1%
Church & Dwight Co., Inc.   251,800  7,396,625
TOTAL NONDURABLES   17,690,980
PRECIOUS METALS - 1.2%
Getchell Gold Corp. (a)  69,500  1,824,375
Newmont Mining Corp.   200,000  6,012,500
  7,836,875
RETAIL & WHOLESALE - 13.7%
APPAREL STORES - 1.0%
Big Dog Holdings, Inc. (c)  675,300  6,499,763
GENERAL MERCHANDISE STORES - 2.4%
BJ's Wholesale Club, Inc.   94,500  2,752,313
Freds, Inc. Class A (c)  540,300  13,237,350
  15,989,663
GROCERY STORES - 10.3%
Whole Foods Market, Inc. (a)(c)  1,505,300  69,055,638
TOTAL RETAIL & WHOLESALE   91,545,064
SERVICES - 0.0%
CorporateFamily Solutions, Inc.   300  5,025
Hagler Bailly, Inc.   400  8,075
  13,100
TECHNOLOGY - 12.5%
COMMUNICATIONS EQUIPMENT - 0.0%
Positron Fiber Systems Corp. Class A  9,700  67,294
Securacom, Inc.   400  4,150
  71,444
COMPUTER SERVICES & SOFTWARE - 9.2%
Activision, Inc. (a)  145,000  2,320,000
BancTec, Inc. (a)  270,000  6,682,500
Broderbund Software, Inc. (a)  318,400  9,253,500
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TECHNOLOGY - CONTINUED
COMPUTER SERVICES & SOFTWARE - CONTINUED
CompUSA, Inc. (a)  427,200 $ 15,619,500
Egghead, Inc. (a)  10,000  72,500
Eidos PLC sponsored ADR  236,500  2,690,188
GT Interactive Software, Inc. (a)  213,100  1,744,756
MicroProse, Inc. (a)(c)  2,064,500  9,806,375
Midway Games, Inc. (a)  291,300  5,862,413
Sybase, Inc. (a)  561,700  7,863,800
  61,915,532
COMPUTERS & OFFICE EQUIPMENT - 1.3%
Performance Technologies, Inc. (a)(c)  492,000  7,318,500
Silicon Graphics, Inc. (a)  80,000  1,050,000
  8,368,500
ELECTRONIC INSTRUMENTS - 0.7%
Aeroflex, Inc. (a)  110,000  941,875
Optical Coating Laboratory, Inc.   10,000  150,625
ORBIT/FR, Inc.   105,400  1,791,800
Tech-Sym Corp. (a)  58,400  1,770,250
  4,654,550
ELECTRONICS - 1.3%
AVX Corp.  59,700  1,608,169
DII Group, Inc. (a)  30,300  677,963
Maxwell Technologies, Inc. (a)  10,900  291,575
Minebea Co. Ltd.   500,000  5,554,904
Quality Semiconductor, Inc. (a)  145,000  833,750
  8,966,361
TOTAL TECHNOLOGY   83,976,387
TRANSPORTATION - 1.0%
AIR TRANSPORTATION - 0.8%
Reno Air, Inc. (a)(c)  934,800  5,491,950
TRUCKING & FREIGHT - 0.2%
SPACEHAB, Inc. (a)  82,500  866,250
TOTAL TRANSPORTATION   6,358,200
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
UTILITIES - 0.0%
ELECTRIC UTILITY - 0.0%
Niagara Mohawk Power Corp. (a)  14,900 $ 142,481
TOTAL COMMON STOCKS
(Cost $547,397,727)   650,297,958
CONVERTIBLE PREFERRED STOCKS - 0.8%
MEDIA & LEISURE - 0.2%
BROADCASTING - 0.2%
Triathalon Broadcasting Co. $0.945 depositary share DECS  114,080
1,254,880
TRANSPORTATION - 0.6%
AIR TRANSPORTATION - 0.6%
Reno Air, Inc. Series A 9% (b)(c)  170,000  3,825,000
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $5,476,360)   5,079,880
CONVERTIBLE BONDS - 0.7%
 MOODY'S RATINGS PRINCIPAL
 (UNAUDITED) AMOUNT
TECHNOLOGY - 0.3%
ELECTRONICS - 0.3%
Richardson Electronics Ltd.:
8 1/4%, 6/15/06  B3 $ 1,978,000  1,799,980
 7 1/4%, 12/15/06  B3  404,000  331,280
  2,131,260
TRANSPORTATION - 0.4%
TRUCKING & FREIGHT - 0.4%
SPACEHAB, Inc. 8%, 10/15/07 (b)  -  2,500,000  2,487,500
TOTAL CONVERTIBLE BONDS
(Cost $4,560,430)   4,618,760
CASH EQUIVALENTS - 1.4%
 MATURITY VALUE
 AMOUNT (NOTE 1)
Investments in repurchase agreements
(U.S. Treasury obligations), in a joint
trading account at 5.70%, dated
11/28/97 due 12/1/97   $ 9,552,535 $ 9,548,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $566,982,517)  $ 669,544,598
SECURITY TYPE ABBREVIATIONS
DECS - Dividend Enhanced Convertible
  Stock/Debt Exchangeable for
  Common Stock
LEGEND
1. Non-income producing
2. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $8,864,377 or 1.3% of net assets.
3. Affiliated company (see Note 11 of Notes to Financial Statements). INCOME TAX INFORMATION
At November 30, 1997, the aggregate cost of investment securities for income tax purposes was $567,010,715. Net unrealized appreciation aggregated $102,533,883, of which $195,503,620 related to appreciated investment securities and $92,969,737 related to depreciated investment securities.
The fund hereby designates approximately $15,640,000 as a capital gain dividend for the purpose of the dividend paid deduction.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 NOVEMBER 30, 1997

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE                   $ 669,544,598
AGREEMENTS OF $9,548,000) (COST $566,982,517) -
SEE ACCOMPANYING SCHEDULE

CASH                                                                        1,303

RECEIVABLE FOR INVESTMENTS SOLD                                             3,216,333

RECEIVABLE FOR FUND SHARES SOLD                                             527,879

DIVIDENDS RECEIVABLE                                                        380,281

INTEREST RECEIVABLE                                                         109,885

OTHER RECEIVABLES                                                           80,336

 TOTAL ASSETS                                                               673,860,615

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                            $ 3,846,784

PAYABLE FOR FUND SHARES REDEEMED                              872,493

ACCRUED MANAGEMENT FEE                                        236,832

DISTRIBUTION FEES PAYABLE                                     323,100

OTHER PAYABLES AND ACCRUED EXPENSES                           228,075

 TOTAL LIABILITIES                                                          5,507,284

NET ASSETS                                                                 $ 668,353,331

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                            $ 494,493,132

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                       71,304,587
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                   102,555,612
AND ASSETS AND LIABILITIES IN FOREIGN CURRENCIES

NET ASSETS                                                                 $ 668,353,331


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
 NOVEMBER 30, 1997

CALCULATION OF MAXIMUM OFFERING PRICE                            $27.51
CLASS A:
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($2,309,133 (DIVIDED BY) 83,937 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/94.25 OF $27.51)           $29.19

CLASS T:                                                         $27.78
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($529,042,734 (DIVIDED BY) 19,041,196 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/96.50 OF $27.78)           $28.79

CLASS B:                                                         $27.23
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($109,645,790 (DIVIDED BY) 4,026,069 SHARES) A

INITIAL CLASS:                                                   $28.19
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($21,792,121 (DIVIDED BY) 773,093 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/96.50 OF $28.19)           $29.21

INSTITUTIONAL CLASS:                                             $27.63
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE ($5,563,553 (DIVIDED BY) 201,344 SHARES)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

 ELEVEN MONTH PERIOD ENDED NOVEMBER 30, 1997

INVESTMENT INCOME                                                           $ 3,574,213
DIVIDENDS (INCLUDING $245,390 RECEIVED FROM
AFFILIATED ISSUERS)

INTEREST                                                                     1,756,785

 TOTAL INCOME                                                                5,330,998

EXPENSES

MANAGEMENT FEE                                               $ 3,406,031
BASIC FEE

 PERFORMANCE ADJUSTMENT                                       (1,112,763)

TRANSFER AGENT FEES                                           1,273,310

DISTRIBUTION FEES                                             3,181,361

ACCOUNTING FEES AND EXPENSES                                  310,776

NON-INTERESTED TRUSTEES' COMPENSATION                         3,283

CUSTODIAN FEES AND EXPENSES                                   55,908

REGISTRATION FEES                                             88,852

AUDIT                                                         55,388

LEGAL                                                         37,146

INTEREST                                                      16,435

REPORTS TO SHAREHOLDERS                                       172,878

MISCELLANEOUS                                                 3,243

 TOTAL EXPENSES BEFORE REDUCTIONS                             7,491,848

 EXPENSE REDUCTIONS                                           (79,333)       7,412,515

NET INVESTMENT INCOME (LOSS)                                                 (2,081,517)

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES (INCLUDING REALIZED GAIN (LOSS) OF     73,733,616
$3,274,509 ON SALES OF INVESTMENTS IN AFFILIATED ISSUERS)

 FOREIGN CURRENCY TRANSACTIONS                                7,973          73,741,589

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                        70,141,637

 ASSETS AND LIABILITIES IN FOREIGN CURRENCIES                 (5,094)        70,136,543

NET GAIN (LOSS)                                                              143,878,132

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                             $ 141,796,615
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                          ELEVEN MONTH     YEAR ENDED
                                                          PERIOD ENDED     DECEMBER 31,
                                                          NOVEMBER 30,     1996
                                                          1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                $ (2,081,517)    $ 5,065,025
NET INVESTMENT INCOME (LOSS)

 NET REALIZED GAIN (LOSS)                                  73,741,589       101,103,020

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)      70,136,543       (96,084,415)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           141,796,615      10,083,630
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                              -                (5,501,432)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                                    (23,306,698)     (70,113,368)

 TOTAL DISTRIBUTIONS                                       (23,306,698)     (75,614,800)

SHARE TRANSACTIONS - NET INCREASE (DECREASE)               (172,192,655)    36,171,237

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  (53,702,738)     (29,359,933)

NET ASSETS

 BEGINNING OF PERIOD                                       722,056,069      751,416,002

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT    $ 668,353,331    $ 722,056,069
INCOME OF $0 AND $1,667,423, RESPECTIVELY)


FINANCIAL HIGHLIGHTS - CLASS A
      ELEVEN MONTHS   YEAR ENDED
      ENDED           DECEMBER 31,
      NOVEMBER 30,

      1997            1996 F


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                                $ 22.51       $ 23.48

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS)                                        (.13) E       .08 E

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             6.00          1.26

 TOTAL FROM INVESTMENT OPERATIONS                                    5.87          1.34

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                          -             (.37)

 FROM NET REALIZED GAIN                                              (.87)         (1.94)

 TOTAL DISTRIBUTIONS                                                 (.87)         (2.31)

NET ASSET VALUE, END OF PERIOD                                      $ 27.51       $ 22.51

TOTAL RETURN B, C                                                    26.96%        5.80%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 2,309       $ 638

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              1.49% A, G    .99% A,
                                                                                  D

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     1.47% A, H    .97% A,
                                                                                  H

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS          (.59)% A      1.00% A

PORTFOLIO TURNOVER                                                   61% A         151%

AVERAGE COMMISSION RATE I                                           $ .0382       $ .0409


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION.
E NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO DECEMBER 31, 1996.
G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
H FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
I A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.

      ELEVEN MONTHS ENDED    YEARS ENDED           THREE MONTHS ENDED    YEARS ENDED
      NOVEMBER 30,           DECEMBER 31,          DECEMBER 31,          SEPTEMBER 30,

      1997                   1996           1995   1994                  1994            1993





SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD           $ 22.69       $ 24.88     $ 18.70     $ 19.96       $ 22.52     $ 19.53

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS)                   (.07) E       .17 E       .39         .10 E         .39 E       .33

 NET REALIZED AND UNREALIZED GAIN (LOSS)        6.03          .18         6.73        (.75)         (.81)       4.44

 TOTAL FROM INVESTMENT OPERATIONS               5.96          .35         7.12        (.65)         (.42)       4.77

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                      -             (.19)       (.39)       (.35)         (.43)       (.57)

 FROM NET REALIZED GAIN                          (.87)         (2.35)      (.55)       (.26)         (1.71)      (1.21)

 TOTAL DISTRIBUTIONS                             (.87)         (2.54)      (.94)       (.61)         (2.14)      (1.78)

NET ASSET VALUE, END OF PERIOD                  $ 27.78       $ 22.69     $ 24.88     $ 18.70       $ 19.96     $ 22.52

TOTAL RETURN B, C                               27.15%        1.53%       38.16%      (3.26)%       (2.24)%     26.33%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)        $ 529,043     $ 560,645   $ 619,993   $ 375,691     $ 385,349   $ 269,833

RATIO OF EXPENSES TO AVERAGE NET ASSETS         1.24% A       1.28%       1.61%       1.73% A, F    1.85%       1.57%
                                                                                                           D

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER    1.23% A, G    1.27%       1.61%       1.73% A       1.84%       1.57%
EXPENSE REDUCTIONS                                          G                                     G

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE
NET ASSETS                                       (.29)% A      .70%        1.90%       2.03% A       1.89%       2.06%

PORTFOLIO TURNOVER                              61% A         151%        142%        228% A        159%        183%

AVERAGE COMMISSION RATE H                      $ .0382       $ .0409


A ANNUALIZED B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF
NOTES TO FINANCIAL STATEMENTS). C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D INCLUDES REIMBURSEMENT OF $.03 PER SHARE FOR ADJUSTMENTS TO PRIOR PERIOD'S FEES. E NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD
HAVE BEEN HIGHER. G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION
OF THE CLASS' EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
H FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR
SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION
RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - CLASS B
      ELEVEN MONTHS   YEARS ENDED           THREE MONTHS   YEAR ENDED
      ENDED           DECEMBER 31,          ENDED          SEPTEMBER 30,
      NOVEMBER 30,                          DECEMBER 31,

      1997            1996           1995   1994           1994 E


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING       $ 22.36     $ 24.56    $ 18.57    $ 19.98       $ 19.65
OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INVESTMENT INCOME (LOSS)     (.18) D     .04 D      .38        .06 D         .05 D

 NET REALIZED AND                 5.92        .18        6.54       (.74)         .28
 UNREALIZED GAIN (LOSS)

 TOTAL FROM INVESTMENT            5.74        .22        6.92       (.68)         .33
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME       -           (.07)      (.38)      (.47)         -

 FROM NET REALIZED GAIN           (.87)       (2.35)     (.55)      (.26)         -

 TOTAL DISTRIBUTIONS              (.87)       (2.42)     (.93)      (.73)         -

NET ASSET VALUE,                 $ 27.23     $ 22.36    $ 24.56    $ 18.57       $ 19.98
END OF PERIOD

TOTAL RETURN B, C                 26.55%      1.00%      37.35%     (3.41)%       1.68%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD        $ 109,646   $ 98,535   $ 87,566   $ 17,090      $ 8,824
(000 OMITTED)

RATIO OF EXPENSES TO              1.78% A     1.80%      2.11%      2.58% A       2.63% A,
AVERAGE NET ASSETS                                                               F

RATIO OF EXPENSES TO              1.77% A,    1.79% G    2.10% G    2.53% A, G    2.63% A
AVERAGE NET ASSETS AFTER          G
EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT           (.84)% A    .18%       1.40%      1.22% A       1.11% A
INCOME (LOSS) TO AVERAGE
NET ASSETS

PORTFOLIO TURNOVER                61% A       151%       142%       228% A        159%

AVERAGE COMMISSION RATE H        $ .0382     $ .0409


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO SEPTEMBER 30, 1994.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
H FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.

      ELEVEN MONTHS ENDED    YEARS ENDED           THREE MONTHS ENDED    YEARS ENDED
      NOVEMBER 30,           DECEMBER 31,          DECEMBER 31,          SEPTEMBER 30,

      1997                   1996           1995   1994                  1994            1993




SELECTED PER-SHARE DATA


NET ASSET VALUE, BEGINNING OF PERIOD                    $ 22.90      $ 25.10    $ 18.86    $ 20.23       $ 22.72    $ 19.72


INCOME FROM INVESTMENT OPERATIONS


 NET INVESTMENT INCOME                                   .04 E        .28 E      .50        .13 E         .54 E      .45


 NET REALIZED AND UNREALIZED GAIN (LOSS)                 6.12         .19        6.79       (.74)         (.81)      4.46


 TOTAL FROM INVESTMENT OPERATIONS                        6.16         .47        7.29       (.61)         (.27)      4.91


LESS DISTRIBUTIONS


 FROM NET INVESTMENT INCOME                              -            (.32)      (.50)      (.50)         (.51)      (.70)


 FROM NET REALIZED GAIN                                  (.87)        (2.35)     (.55)      (.26)         (1.71)     (1.21)


 TOTAL DISTRIBUTIONS                                     (.87)        (2.67)     (1.05)     (.76)         (2.22)     (1.91)


NET ASSET VALUE, END OF PERIOD                          $ 28.19      $ 22.90    $ 25.10    $ 18.86       $ 20.23    $ 22.72


TOTAL RETURN B, C                                        27.79%       2.00%      38.75%     (3.02)%       (1.51)%    26.98%


RATIOS AND SUPPLEMENTAL DATA


NET ASSETS, END OF PERIOD (000 OMITTED)                 $ 21,792     $ 20,406   $ 23,428   $ 17,583      $ 18,850   $ 20,707


RATIO OF EXPENSES TO AVERAGE NET ASSETS                  .77% A       .82%       1.04%      1.14% A       1.15%      .89% D


RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER            .76% A, F    .81% F     1.03% F    1.11% A, F    1.14% F    .89%

EXPENSE REDUCTIONS


RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS     .18% A       1.16%      2.47%      2.65% A       2.60%      2.74%


PORTFOLIO TURNOVER                                       61% A        151%       142%       228% A        159%       183%


AVERAGE COMMISSION RATE G                               $ .0382      $ .0409



A ANNUALIZED B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS). C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D INCLUDES REIMBURSEMENT OF $.03 PER SHARE FOR ADJUSTMENTS TO PRIOR PERIOD'S FEES. E NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD. F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS). G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      ELEVEN MONTHS   YEARS ENDED
      ENDED           DECEMBER 31,
      NOVEMBER 30,

      1997            1996           1995 E


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                           $ 22.57       $ 24.80    $ 22.35

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS)                                   (.05) D       .29 D      .55

 NET REALIZED AND UNREALIZED GAIN (LOSS)                        5.98          .17        3.00

 TOTAL FROM INVESTMENT OPERATIONS                               5.93          .46        3.55

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                     -             (.34)      (.55)

 FROM NET REALIZED GAIN                                         (.87)         (2.35)     (.55)

 TOTAL DISTRIBUTIONS                                            (.87)         (2.69)     (1.10)

NET ASSET VALUE, END OF PERIOD                                 $ 27.63       $ 22.57    $ 24.80

TOTAL RETURN B, C                                               27.16%        1.99%      15.96%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                        $ 5,564       $ 41,832   $ 20,429

RATIO OF EXPENSES TO AVERAGE NET ASSETS                         1.06% A       .78%       .97% A

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER                   1.05% A, F    .76%       .96% A,
EXPENSE REDUCTIONS                                                           F          F

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS     (.21)% A      1.21%      2.55% A

PORTFOLIO TURNOVER                                              61% A         151%       142%

AVERAGE COMMISSION RATE G                                      $ .0382       $ .0409


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO DECEMBER 31, 1995.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended November 30, 1997




23. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Strategic Opportunities Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, Initial Class, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. At a special meeting of the shareholders of the fund held on June 18, 1997, shareholders approved an Agreement and Plan of Reorganization, providing for the reorganization of the fund into Fidelity Advisor Series I, effective on or about February 28, 1998. Effective November 30, 1997, the Board of Trustees approved a change in the fiscal year-end of the fund to November 30. Accordingly, the financial statements of the fund are presented for the eleven-month period ended November 30, 1997. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
FOREIGN CURRENCY TRANSLATION - CONTINUED
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for non-taxable dividends, net operating losses and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
24. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
INTERFUND LENDING PROGRAM. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating funds.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
25. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $334,925,259 and $506,725,835, respectively.
26. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to
 .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus).20% of the fund's average net assets over the performance period) based on the investment performance of the lowest performing class as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annualized rate of .40% of average net assets after the performance adjustment. Effective July 1, 1997 the fund's performance adjustment is based on the asset weighted average return of all classes as compared to the appropriate index over a specific period of time. DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares, except for the Initial Class (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .25%

CLASS T     .50%

CLASS B     1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO       DEALERS'
           FDC           PORTION

CLASS A    $ 2,516       $ 2,516

CLASS T     2,266,860     2,266,860

CLASS B     911,985       227,996

           $ 3,181,361   $ 2,497,372

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED DISTRIBUTION AND SERVICE PLAN - CONTINUED
Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares (5.25% prior to August 1, 1997), and 3.50% for selling Class T and Initial Class shares of the fund, respectively. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase (five years prior to January 2, 1997). Contingent deferred sales charges are based on declining rates ranging from 5% to 1% (4% to 1% prior to January 2, 1997) for Class B, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities dealers, banks, and other financial institutions:
                 PAID TO     DEALERS'
                 FDC         PORTION

CLASS A          $ 28,462    $ 18,526

CLASS T           187,128     134,072

CLASS B           304,658     0
                             *

INITIAL CLASS     0           0

                 $ 520,248   $ 152,598

* WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS THROUGH WHICH
  THE SALES ARE MADE.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES. Each class of the fund has entered into a separate transfer, dividend disbursing, and shareholder servicing agent (collectively referred to as the Transfer Agents) contract with respect to its shares. The Transfer Agents receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to each transfer agent:
                        TRANSFER    AMOUNT        % OF
                        AGENT                     AVERAGE
                                                  NET ASSETS

CLASS A                             $ 3,601       .36 ***
                        FIIOC   *

CLASS T**               FIIOC   *    994,298      .22 ***

CLASS B                 FIIOC   *    227,544      .25 ***

INITIAL CLASS           FSC    *     35,140       .19 ***

INSTITUTIONAL CLASS     FIIOC  *     12,727       .23 ***

                                    $ 1,273,310

* FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY, INC. (FIIOC) AND FIDELITY SERVICE CO., INC. (FSC), AFFILIATES OF FMR.
** PRIOR TO JANUARY 1, 1997 STATE STREET BANK AND TRUST COMPANY WAS THE TRANSFER AGENT FOR THE FUND'S CLASS T SHARES. STATE STREET, HOWEVER, HAD DELEGATED
 CERTAIN TRANSFER, DIVIDEND DISBURSING, AND SHAREHOLDER SERVICES TO FIIOC FOR WHICH FIIOC RECEIVED ITS ALLOCABLE SHARE OF ALL SUCH FEES. *** ANNUALIZED
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $170,790 for the period.
27. INTERFUND LENDING PROGRAM.
The fund participated in the interfund lending program as a borrower. The maximum loan and the average daily loan balances during the period for which loans were outstanding amounted to $36,999,000 and $35,384,000, respectively. The weighted average interest rate was 5.42%.
28. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rate of average net assets for the following class:
           FMR           REIMBURSEMENT
           EXPENSE
           LIMITATIONS

CLASS A    1.75%         $ 13,115

FMR also voluntarily agreed to reimburse certain transfer agent, registration and other class specific expenses for Class A. For the period, the reimbursement reduced these expenses by $9,245.
FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $47,917 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and each class' transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $8,704 under the custodian arrangement , and each applicable class' expenses were reduced as follows under the transfer agent arrangements:
                 TRANSFER
                 AGENT
                 INTEREST CREDITS

INITIAL CLASS    $ 352

29. BENEFICIAL INTEREST.
At the end of the period, one shareholder was record owner of approximately 10% of the total outstanding shares of the fund.
30. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                              ELEVEN MONTHS   YEAR ENDED
                              ENDED           DECEMBER 31,
                              NOVEMBER 30,

                              1997            1996 A

CLASS A

FROM NET INVESTMENT INCOME    $ -             $ 9,050

FROM NET REALIZED GAIN         23,625          47,453

TOTAL                         $ 23,625        $ 56,503

CLASS T

FROM NET INVESTMENT INCOME    $ -             $ 4,356,302

FROM NET REALIZED GAIN         18,646,131      54,934,732

TOTAL                         $ 18,646,131    $ 59,291,034

CLASS B

FROM NET INVESTMENT INCOME    $ -             $ 291,486

FROM NET REALIZED GAIN         3,715,981       9,460,141

TOTAL                         $ 3,715,981     $ 9,751,627

INITIAL CLASS

FROM NET INVESTMENT INCOME    $ -             $ 263,298

FROM NET REALIZED GAIN         742,870         1,978,165

TOTAL                         $ 742,870       $ 2,241,463

INSTITUTIONAL CLASS

FROM NET INVESTMENT INCOME    $ -             $ 581,296

FROM NET REALIZED GAIN         178,091         3,692,877

TOTAL                         $ 178,091       $ 4,274,173

                              $ 23,306,698    $ 75,614,800

A DISTRIBUTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996
(COMMENCEMENT OF SALE OF SHARES) TO DECEMBER 31, 1996.
31. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                 SHARES                          DOLLARS

                                 ELEVEN MONTHS    YEAR ENDED     ELEVEN MONTHS     YEAR ENDED
                                 ENDED            DECEMBER 31,   ENDED             DECEMBER 31,
                                 NOVEMBER 30,                    NOVEMBER 30,

                                 1997             1996 A         1997              1996 A



CLASS A                           76,361           26,335        $ 2,031,528       $ 633,035
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     1,056            2,536          23,641            56,498

SHARES REDEEMED                   (21,820)         (531)          (573,832)         (12,990)

NET INCREASE (DECREASE)           55,597           28,340        $ 1,481,337       $ 676,543

CLASS T                           4,958,455        7,239,477     $ 130,988,939     $ 173,637,131
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     703,010          2,215,089      15,866,760        50,421,264

SHARES REDEEMED                   (11,331,592)     (9,664,112)    (272,275,129)     (231,598,779)

NET INCREASE (DECREASE)           (5,670,127)      (209,546)     $ (125,419,430)   $ (7,540,384)

CLASS B                           688,069          1,826,263     $ 17,176,282      $ 43,251,259
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     155,073          422,830        3,443,078         9,473,517

SHARES REDEEMED                   (1,224,149)      (1,407,472)    (28,636,853)      (33,157,193)

NET INCREASE (DECREASE)           (381,007)        841,621       $ (8,017,493)     $ 19,567,583

INITIAL CLASS                     11,023           7,958         $ 294,010         $ 193,575
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     29,056           86,899         663,041           1,996,834

SHARES REDEEMED                   (157,998)        (137,073)      (3,820,330)       (3,325,386)

NET INCREASE (DECREASE)           (117,919)        (42,216)      $ (2,863,279)     $ (1,134,977)

INSTITUTIONAL CLASS               875,537          1,132,115     $ 23,872,028      $ 27,291,041
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     6,165            182,073        138,401           4,097,341

SHARES REDEEMED                   (2,533,710)      (284,588)      (61,384,219)      (6,785,910)

NET INCREASE (DECREASE)           (1,652,008)      1,029,600     $ (37,373,790)    $ 24,602,472


A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO DECEMBER 31, 1996.
32. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ 25,843

CLASS T                 19,228

CLASS B                 14,180

INITIAL CLASS           12,035

INSTITUTIONAL CLASS     17,566

                       $ 88,852

33. TRANSACTIONS WITH AFFILIATED COMPANIES.
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES
 PURCHASE SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
AFC Cable Systems, Inc.  $ - $ 867,000 $ - $ 20,975,344
Alliance Pharmaceutical Corp.   4,106,254  -  -  19,340,125
Big Dog Holdings, Inc.   96,875  -  -  6,499,763
Deckers Outdoor Corp.   10,150  -  -  4,961,731
Freds, Inc. Class A   -  406,250  88,545  13,237,350
Harveys Casino Resorts   1,508,745  92,880  156,845  16,436,450
Herley Industries, Inc.   -  380,625  -  2,895,241
I-Stat Corp.   1,246,197  377,754  -  -
Just Toys, Inc.   -  -  -  269,769
Maxwell Shoe Co., Inc. Class A   -  -  -  10,338,650
MicroProse, Inc.   1,084,327  -  -  9,806,375
Midway Games, Inc.   166,070  -  -  -
Morton's Restaurant Group, Inc.   -  152,500  -  9,108,000
Movado Group, Inc.   -  -  -  -
People's Choice TV Corp.   -  -  -  1,529,269
Performance Technologies, Inc.   1,859,000  -  -  7,318,500
Reno Air, Inc.   -  -  -  5,491,950
Silicon Gaming, Inc.   3,099,601  -  -  10,465,000
Whole Foods Market, Inc.   538,125  695,000  -  69,055,638
TOTALS  $ 13,715,344 $ 2,972,009 $ 245,390 $207,729,155
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series VIII and the Shareholders of Fidelity Advisor Strategic Opportunities Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Series VIII: Fidelity Advisor Strategic Opportunities Fund, including the schedule of portfolio investments, as of November 30, 1997, and the related statement of operations for the eleven month period then ended, the statement of changes in net assets for the eleven month period then ended and the year ended December 31, 1996 and the financial highlights of Class A, Class T, Class B, Initial Class, and Institutional Class for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Series VIII: Fidelity Advisor Strategic Opportunities Fund as of November 30, 1997, the results of its operations for the eleven month period then ended, the changes in its net assets for the eleven month period then ended and the year ended December 31, 1996, and the financial highlights of Class A, Class T, Class B, Initial Class, and Institutional Class for each of the periods indicated therein, in conformity with generally accepted accounting principles.
/s/ COOPERS & LYBRAND L.L.P.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
January 15, 1998
DISTRIBUTIONS


The Board of Trustees of Fidelity Advisor Strategic Opportunities Fund
- Institutional Class voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities:
 PAY DATE RECORD DATE CAPITAL GAINS
 12/22/97 12/19/97 $2.16
 1/5/98 1/2/98 $.15
A total of 26% of the dividends distributed during the fiscal year qualifies for the dividends-received deduction for corporate shareholders.
The fund will notify shareholders in January 1998 of the applicable percentage for use in preparing 1997 income tax returns.








INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Abigail Johnson, Vice President
Harris Leviton, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuant
Growth Fund
SM
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)